UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10381

PIMCO New York Municipal Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

William G. Galipeau

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (844) 337-4626

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO Closed-End Funds

Semiannual Report

June 30, 2016

PIMCO Municipal Income Fund

PIMCO Municipal Income Fund II

PIMCO Municipal Income Fund III

PIMCO California Municipal Income Fund

PIMCO California Municipal Income Fund II

PIMCO California Municipal Income Fund III

PIMCO New York Municipal Income Fund

PIMCO New York Municipal Income Fund II

PIMCO New York Municipal Income Fund III

Table of Contents

		Page

Letter from the Chairman of the Board & President		2
Important Information About the Funds		4
Financial Highlights		18
Statements of Assets and Liabilities		22
Statements of Operations		24
Statements of Changes in Net Assets		27
Notes to Financial Statements		55
Glossary		68
Changes to Portfolio Managers		69
Approval of Investment Management Agreement		70

Fund	Fund Summary	Schedule of Investments

PIMCO Municipal Income Fund	8	31
PIMCO Municipal Income Fund II	9	35
PIMCO Municipal Income Fund III	10	39
PIMCO California Municipal Income Fund	11	43
PIMCO California Municipal Income Fund II	12	45
PIMCO California Municipal Income Fund III	13	47
PIMCO New York Municipal Income Fund	14	49
PIMCO New York Municipal Income Fund II	15	51
PIMCO New York Municipal Income Fund III	16	53

Letter from the Chairman of the Board & President

Dear Shareholder,

The financial markets generated mixed results during the reporting period. Investor sentiment fluctuated as investors reacted to incoming economic data, shifting monetary policy, volatile commodity prices and numerous geopolitical issues.

Outside of the reporting period, PIMCO announced on July 19, 2016 that the firm’s Managing Directors have appointed Emmanuel (Manny) Roman as PIMCO’s next Chief Executive Officer. PIMCO’s current CEO Douglas Hodge will assume a new role as Managing Director and Senior Advisor when Mr. Roman joins PIMCO on November 1st. The announcement of Mr. Roman as PIMCO’s CEO is the culmination of a process undertaken by the firm to hire a senior executive who would add leadership and strategic insights combined with a deep appreciation of PIMCO’s diversified global businesses, investment process and focus on superior investment performance and client service. Mr. Roman’s appointment has the full support of the firm’s leadership including Mr. Hodge, PIMCO’s President Jay Jacobs, the firm’s Executive Committee and its Managing Directors. Mr. Roman has nearly 30 years of experience in the investment industry, with expertise in fixed income and proven executive leadership, most recently as CEO of Man Group PLC, one of the world’s largest publicly traded alternative asset managers and leader in liquid, high-alpha investment strategies.

For the six-month reporting period ended June 30, 2016

Despite a number of headwinds, the U.S. economy was resilient and continued to expand during the reporting period. That being said, the pace was far from robust. Looking back, U.S. gross domestic product (“GDP”), which represents the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, expanded at a revised 0.9% annual pace during the fourth quarter of 2015. Economic activity then decelerated, as GDP grew at a 0.8% annual pace during the first quarter of 2016. Finally, the Commerce Department’s initial reading — released after the reporting period had ended — showed that second quarter 2016 GDP grew at an annual pace of 1.2%.

At its meeting in December 2015, the Federal Reserve (“Fed”) took its initial step toward normalizing monetary policy. In particular, the Fed raised interest rates from a range between 0% and 0.25% to a range between 0.25% and 0.50%. However, since that time the Fed has remained on hold. In its official statement following the Fed’s June 2016 meeting it said, “The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

The municipal bond market generated solid results during the six months ended June 30, 2016. Despite negative headlines from the likes of Puerto Rico and within Illinois, the overall municipal market, as measured by the Barclays Municipal Bond Index, posted positive returns during all six months of the reporting period. The municipal market was supported by overall solid fundamentals, attractive valuations and generally strong investor demand. All told, the Barclays Municipal Bond Index gained 4.33% during the reporting period. In comparison, the overall taxable fixed income market, as measured by the Barclays U.S. Aggregate Bond Index, returned 5.31%.

Outlook

PIMCO’s baseline view is for a version of today’s status quo to continue and evolve gradually for the next three to five years. More specifically, PIMCO foresees U.S. GDP growth at or slightly above trend of 1.5% to 2% per year, inflation fluctuating around the 2% Fed’s target, the Fed gradually lifting the federal funds rate to the “New Neutral” range of 2% to 3% nominal and fiscal policy providing modest positive support to aggregate demand.

PIMCO’s outlook for the municipal market remains positive due to improving overall credit fundamentals and the attractiveness of consistent tax-efficient income in a low rate and volatile environment. However, PIMCO acknowledges the potential for periods of volatility given negative credit headlines and the uncertainties surrounding the upcoming November elections. As it pertains to the PIMCO Municipal Closed-End Funds, in the current

2	PIMCO CLOSED-END FUNDS

environment the potential exists for continued downward pressure on net income of the Funds. This is due to issuers exercising the call option on our higher yielding investments, or additional upward pressure on financing costs from further Fed policy rate increases.

In the following pages of this PIMCO Closed-End Funds Semiannual Report, please find specific details regarding investment performance and a discussion of factors that most affected the Funds’ performance over the six months ended June 30, 2016.

Thank you for investing with us. We value your trust and will continue to work diligently to meet your investment needs. If you have questions regarding any of your PIMCO Closed-End Funds investments, please contact your financial advisor or call the Funds’ shareholder servicing agent at (844) 33-PIMCO, or (844) 337-4626. We also invite you to visit our website at www.pimco.com to learn more about our views.

Sincerely,

Hans W. Kertess	Peter G. Strelow
Chairman of the Board of Trustees	President

SEMIANNUAL REPORT	JUNE 30, 2016	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well- diversified investment portfolio. It is important to note, however, that in an environment where interest rates trend upward, rising rates would negatively impact the performance of most bond funds, and fixed- income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Accordingly, changes in interest rates can be sudden, and there is no guarantee that Fund Management will anticipate such movement. As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with rising interest rates. This is especially true since the Federal Reserve Board has concluded its quantitative easing program and, at its meeting on December 16, 2015, raised interest rates for the first time since 2006 from a target range of 0% to 0.25% to a target range of 0.25% to 0.50%. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets” in corporate bonds. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, which could result in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. In addition, in the current low interest rate environment, the market price of the Funds’ common shares may be particularly sensitive to changes in interest rates or the perception that there will be a change in interest rates.

A Fund that invests in the municipal bond market is subject to certain risks. The amount of public information available about the municipal bonds held by a Fund is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of PIMCO than would be a stock fund or taxable bond fund. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, which may adversely affect a Fund’s ability to sell its bonds at attractive prices. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund investing in the issuer’s securities could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

A Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Certain issuers of California municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain California issuers to pay principal or interest on their obligations. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

A Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. While New York’s economy is broad, it does have concentrations in the financial services industry, and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse effect on New York municipal bonds held by a Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy.

4	PIMCO CLOSED-END FUNDS

Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, call risk, credit risk, management risk and the risk that a Fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in a Fund’s net asset value “NAV”. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying a derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not directly own. Changes in regulation relating to a registered investment company’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and a Fund. For instance, in December 2015, the SEC proposed new regulations applicable to a mutual fund’s use of derivatives and related instruments. If adopted as proposed, these regulations could significantly limit or impact a Fund’s ability to invest in derivatives and other instruments, limit a Fund’s ability to employ certain strategies that use derivatives and adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and ability to pursue its investment objectives.

A Fund’s use of leverage creates the opportunity for increased income for the Fund’s common shareholders, but also creates special risks. Leverage is a speculative technique that may expose a Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on a Fund’s portfolio, the interest and other costs to the Fund of leverage could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to the Fund’s common shareholders. In addition, fees and expenses of any form of leverage used by a Fund will be borne entirely by its common shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Fund’s common shares. There can be no assurance that a Fund’s use of leverage will result in a higher yield on its common shares, and it may result in losses. Leverage creates several major types of risks for a Fund’s common shareholders, including: (1) the likelihood of greater volatility of net asset value and market price of the Fund’s common shares, and of the investment return to the Fund’s common shareholders, than a comparable portfolio without leverage; (2) the possibility either that the Fund’s common share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on the Fund’s common shares will fluctuate because such costs vary over time; and (3) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged and may result in a greater decline in the market value of the Fund’s common shares.

There is a risk that a Fund investing in a tender option bond program will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of, among other things, a credit rating downgrade, a payment default or a disqualification from tax-exempt status. A Fund’s investment in the securities issued by a tender option bond trust may involve greater risk and volatility than an investment in a fixed rate bond, and the value of such securities may decrease significantly when market interest rates increase. Tender option bond trusts could be terminated due to market, credit or other events beyond the Funds’ control, which could require the Funds to reduce leverage and dispose of portfolio investments at inopportune times and prices. A Fund may use a tender option bond program as a way of achieving leverage in its portfolio, in which case the Fund will be subject to leverage risk.

High-yield bonds (commonly referred to as “junk bonds”) typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money on its investment. The Funds may also invest in bonds and other instruments that are not rated, but which PIMCO considers to be equivalent to high-yield investments. The Funds may hold defaulted securities that may involve special considerations including bankruptcy proceedings, other regulatory and legal restrictions affecting the Funds’ ability to trade, and the availability of prices from independent pricing services or dealer quotations. Defaulted securities are often illiquid and may not be actively traded. Sale of securities in bankrupt companies at an acceptable price may be difficult and differences compared to the value of the securities used by the Funds could be material.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit

SEMIANNUAL REPORT	JUNE 30, 2016	5

Important Information About the Funds (Cont.)

greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, cyber security breaches of a Fund’s third party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, distributors and other third parties) or issuers that a Fund invests in can also subject a Fund to many of the same risks associated with direct cyber security breaches. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. Like with operational risk in general, the Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially since the Funds do not directly control the cyber security systems of issuers or third party service providers. The Funds and their shareholders could be negatively impacted as a result.

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. The common shares of a Fund may trade at a price that is less than the initial offering price and/or the net asset value of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the net asset value of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to net asset value thereafter.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: asset allocation risk, credit risk, stressed securities risk, distressed and defaulted securities risk, corporate bond risk, market risk, issuer risk, liquidity risk, equity securities and related market risk, mortgage-related and other asset-backed securities risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, mortgage market/ subprime risk, currency risk, redenomination risk, non-diversification risk, management risk, municipal bond risk, tender option bond risk, inflation-indexed security risk, senior debt risk, loans, participations and assignments risk, reinvestment risk, real estate risk, U.S. Government securities risk, foreign (non-U.S.) government securities risk, valuation risk, segregation and cover risk, focused investment risk, credit default swaps risk, event-linked securities risk, counterparty risk, preferred securities risk, confidential information access risk, other investment companies risk, private placements risk, inflation/deflation risk, regulatory risk, tax risk, recent economic conditions risk, market disruptions and geopolitical risk, potential conflicts of interest involving allocation of investment opportunities, repurchase agreements risk, securities lending risk, zero-coupon bond and payment-in-kind securities risk, portfolio turnover risk, smaller company risk, short sale risk and convertible securities risk. A description of certain of these risks is available in the Notes to Financial Statements of this Report.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses.

6	PIMCO CLOSED-END FUNDS

The following table discloses the commencement of operations and diversification status of each Fund:

Fund Name	Commencement of Operations	Diversification Status
PIMCO Municipal Income Fund	06/29/01	Diversified
PIMCO Municipal Income Fund II	06/28/02	Diversified
PIMCO Municipal Income Fund III	10/31/02	Diversified
PIMCO California Municipal Income Fund	06/29/01	Diversified
PIMCO California Municipal Income Fund II	06/28/02	Diversified
PIMCO California Municipal Income Fund III	10/31/02	Diversified
PIMCO New York Municipal Income Fund	06/29/01	Non-diversified
PIMCO New York Municipal Income Fund II	06/28/02	Non-diversified
PIMCO New York Municipal Income Fund III	10/31/02	Non-diversified

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Trustees are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with the Investment Manager and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s original or any subsequent prospectus or Statement of Additional Information (SAI), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand. The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s prospectus, SAI or shareholder report and is otherwise still in effect.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO (844-337-4626), on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Funds at (844) 33-PIMCO (844-337-4626) and on the Funds’ website at www.pimco.com.

Updated portfolio holdings information about a Fund will be available at www.pimco.com approximately 15 calendar days after such Fund’s most recent fiscal quarter end, and will remain accessible until such Fund files a Form N-Q or a shareholder report for the period which includes the date of the information. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	JUNE 30, 2016	7

PIMCO Municipal Income Fund

Symbol on NYSE - PMF

Allocation Breakdown†

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	19.9%
Highway Revenue Tolls	10.2%
Tobacco Settlement Funded	8.7%
Ad Valorem Property Tax	8.3%
Natural Gas Revenue	6.5%
Miscellaneous Revenue	5.5%
Industrial Revenue	4.8%
Electric Power & Light Revenue	4.7%
College & University Revenue	4.3%
Port, Airport & Marina Revenue	3.9%
Special Assessment	3.6%
Water Revenue	3.4%
Miscellaneous Taxes	3.2%
Sewer Revenue	2.6%
General Fund	2.3%
Nuclear Revenue	2.2%
Transit Revenue	1.1%
Other	2.8%
Short-Term Instruments	2.0%
†	% of Investments, at value as of 06/30/2016. Financial derivative instruments, if any, are excluded.

Fund Information (as of June 30, 2016)(1)

Market Price	$17.23
NAV	$13.91
Premium/(Discount) to NAV	23.87%
Market Price Distribution Yield(2)	5.66%
NAV Distribution Yield(2)	7.01%
Total Effective Leverage(3)	36%

Average Annual Total Return(1) for the period ended June 30, 2016
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	15.09%	33.80%	13.04%	7.70%	8.20%
NAV	8.75%	16.98%	12.38%	7.91%	7.60%

All Fund returns are net of fees and expenses.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PIMCO Municipal Income Fund’s primary investment objective is to seek current income exempt from federal income tax.

Fund Insights at NAV

Following are key factors impacting the Fund’s performance during the reporting period:

»	The Fund’s long-duration positioning contributed to absolute performance, as municipal bond yields moved lower.

»	An overweight to revenue-backed municipal bond securities contributed to performance, as the segment outperformed the general municipal bond market.

»	Exposure to the municipal tobacco sector contributed to performance, as the segment outperformed the general municipal bond market.

»	An overweight to the industrial revenue sector contributed to performance, as the higher-beta segment outperformed the general municipal bond market.

»	Underweights to the education and health care sectors detracted from performance, as they both outperformed the general municipal bond market.

8	PIMCO CLOSED-END FUNDS

PIMCO Municipal Income Fund II

Symbol on NYSE - PML

Allocation Breakdown†

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	20.7%
Tobacco Settlement Funded	11.6%
Highway Revenue Tolls	8.1%
Industrial Revenue	7.9%
Natural Gas Revenue	7.6%
Miscellaneous Taxes	6.1%
Ad Valorem Property Tax	5.9%
Electric Power & Light Revenue	5.5%
Water Revenue	3.6%
Sewer Revenue	3.5%
College & University Revenue	2.7%
Lease (Appropriation)	2.7%
General Fund	2.6%
Port, Airport & Marina Revenue	2.2%
Miscellaneous Revenue	2.0%
Transit Revenue	1.5%
Nuclear Revenue	1.0%
Special Assessment	1.0%
Other	3.2%
Short-Term Instruments	0.6%
†	% of Investments, at value as of 06/30/2016. Financial derivative instruments, if any, are excluded.

Fund Information (as of June 30, 2016)(1)

Market Price	$13.96
NAV	$13.02
Premium/(Discount) to NAV	7.22%
Market Price Distribution Yield(2)	5.59%
NAV Distribution Yield(2)	5.99%
Total Effective Leverage(3)	33%

Average Annual Total Return(1) for the period ended June 30, 2016
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	15.05%	29.45%	12.98%	6.46%	6.44%
NAV	8.38%	15.95%	11.82%	5.91%	6.28%

All Fund returns are net of fees and expenses.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PIMCO Municipal Income Fund II’s primary investment objective is to seek current income exempt from federal income tax.

Fund Insights at NAV

Following are key factors impacting the Fund’s performance during the reporting period:

»	The Fund’s long-duration positioning contributed to absolute performance, as municipal bond yields moved lower.

»	An overweight to revenue-backed municipal bond securities contributed to performance, as the segment outperformed the general municipal bond market.

»	Exposure to the municipal tobacco sector contributed to performance, as the segment outperformed the general municipal bond market.

»	An overweight to the industrial revenue sector contributed to performance, as the higher-beta segment outperformed the general municipal bond market.

»	Underweights to the health care and education sectors detracted from performance, as they both outperformed the general municipal bond market.

SEMIANNUAL REPORT	JUNE 30, 2016	9

PIMCO Municipal Income Fund III

Symbol on NYSE - PMX

Allocation Breakdown†

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	17.0%
Sewer Revenue	11.3%
Tobacco Settlement Funded	10.4%
Highway Revenue Tolls	9.1%
Natural Gas Revenue	5.8%
Electric Power & Light Revenue	4.9%
Water Revenue	4.4%
Industrial Revenue	4.3%
Nuclear Revenue	4.0%
Recreational Revenue	4.0%
General Fund	3.9%
Ad Valorem Property Tax	3.8%
Lease (Appropriation)	3.5%
Port, Airport & Marina Revenue	2.3%
Miscellaneous Revenue	2.2%
College & University Revenue	2.2%
Miscellaneous Taxes	1.8%
Tax Increment/Allocation Revenue	1.2%
Local or Guaranteed Housing	1.0%
Special Assessment	1.0%
Other	1.2%
Short-Term Instruments	0.7%
†	% of Investments, at value as of 06/30/2016. Financial derivative instruments, if any, are excluded.

Fund Information (as of June 30, 2016)(1)

Market Price	$12.88
NAV	$11.80
Premium/(Discount) to NAV	9.15%
Market Price Distribution Yield(2)	5.80%
NAV Distribution Yield(2)	6.34%
Total Effective Leverage(3)	36%

Average Annual Total Return(1) for the period ended June 30, 2016
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	15.52%	29.17%	11.70%	6.25%	6.18%
NAV	9.55%	17.84%	12.81%	5.78%	6.10%

All Fund returns are net of fees and expenses.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PIMCO Municipal Income Fund III’s primary investment objective is to seek current income exempt from federal income tax.

Fund Insights at NAV

Following are key factors impacting the Fund’s performance during the reporting period:

»	The Fund’s long-duration positioning contributed to absolute performance, as municipal bond yields moved lower.

»	An overweight to revenue-backed municipal bond securities contributed to performance, as the segment outperformed the general municipal bond market.

»	Exposure to the municipal tobacco sector contributed to performance, as the segment outperformed the general municipal bond market.

»	An overweight to the industrial revenue sector contributed to performance, as the higher-beta segment outperformed the general municipal bond market.

»	Underweights to the education and health care sectors detracted from performance, as they both outperformed the general municipal bond market.

10	PIMCO CLOSED-END FUNDS

PIMCO California Municipal Income Fund

Symbol on NYSE - PCQ

Allocation Breakdown†

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	24.3%
Ad Valorem Property Tax	14.5%
Tobacco Settlement Funded	10.0%
College & University Revenue	10.0%
Lease (Abatement)	8.8%
Natural Gas Revenue	7.8%
Water Revenue	7.2%
Electric Power & Light Revenue	5.1%
General Fund	3.6%
Local or Guaranteed Housing	2.4%
Highway Revenue Tolls	2.4%
Tax Increment/Allocation Revenue	1.5%
Port, Airport & Marina Revenue	1.2%
Other	0.4%
Short-Term Instruments	0.8%
†	% of Investments, at value as of 06/30/2016. Financial derivative instruments, if any, are excluded.

Fund Information (as of June 30, 2016)(1)

Market Price	$16.93
NAV	$15.27
Premium/(Discount) to NAV	10.87%
Market Price Distribution Yield(2)	5.46%
NAV Distribution Yield(2)	6.05%
Total Effective Leverage(3)	39%

Average Annual Total Return(1) for the period ended June 30, 2016
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	11.05%	26.00%	12.82%	7.96%	7.69%
NAV	7.83%	16.08%	12.28%	7.95%	7.49%

All Fund returns are net of fees and expenses.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PIMCO California Municipal Income Fund’s primary investment objective is to seek current income exempt from federal and California income tax.

Fund Insights at NAV

Following are key factors impacting the Fund’s performance during the reporting period:

»	The Fund’s long-duration positioning contributed to absolute performance, as municipal bond yields moved lower.

»	An overweight to revenue-backed municipal bond securities contributed to performance, as the segment outperformed the general municipal bond market.

»	Exposure to the municipal tobacco sector contributed to performance, as the segment outperformed the general municipal bond market.

»	An overweight to the industrial revenue sector contributed to performance, as the higher-beta segment outperformed the general municipal bond market.

»	Underweights to the transportation and education sectors detracted from performance, as they both outperformed the general municipal bond market.

SEMIANNUAL REPORT	JUNE 30, 2016	11

PIMCO California Municipal Income Fund II

Symbol on NYSE - PCK

Allocation Breakdown†

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	25.1%
Ad Valorem Property Tax	22.7%
Tobacco Settlement Funded	11.0%
Natural Gas Revenue	7.8%
College & University Revenue	6.9%
Electric Power & Light Revenue	5.3%
Tax Increment/Allocation Revenue	5.3%
General Fund	3.1%
Lease (Abatement)	3.0%
Port, Airport & Marina Revenue	2.1%
Special Tax	1.4%
Highway Revenue Tolls	1.3%
Water Revenue	1.2%
Local or Guaranteed Housing	1.1%
Private Schools	1.0%
Other	1.4%
Short-Term Instruments	0.3%
†	% of Investments, at value as of 06/30/2016. Financial derivative instruments, if any, are excluded.

Fund Information (as of June 30, 2016)(1)

Market Price	$11.05
NAV	$9.45
Premium/(Discount) to NAV	16.93%
Market Price Distribution Yield(2)	5.84%
NAV Distribution Yield(2)	6.83%
Total Effective Leverage(3)	39%

Average Annual Total Return(1) for the period ended June 30, 2016
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	14.74%	26.29%	11.78%	4.88%	5.24%
NAV	9.39%	18.55%	13.69%	4.25%	4.94%

All Fund returns are net of fees and expenses.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PIMCO California Municipal Income Fund II’s primary investment objective is to seek current income exempt from federal and California income tax.

Fund Insights at NAV

Following are key factors impacting the Fund’s performance during the reporting period:

»	The Fund’s long-duration positioning contributed to absolute performance, as municipal bond yields moved lower.

»	An overweight to revenue-backed municipal bond securities contributed to performance, as the segment outperformed the general municipal bond market.

»	Exposure to the municipal tobacco sector contributed to performance, as the segment outperformed the general municipal bond market.

»	An overweight to the industrial revenue sector contributed to performance, as the higher-beta segment outperformed the general municipal bond market.

»	Underweights to the transportation and education sectors detracted from performance, as they both outperformed the general municipal bond market.

12	PIMCO CLOSED-END FUNDS

PIMCO California Municipal Income Fund III

Symbol on NYSE - PZC

Allocation Breakdown†

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	26.4%
Ad Valorem Property Tax	16.7%
College & University Revenue	13.8%
Tobacco Settlement Funded	9.3%
Electric Power & Light Revenue	8.4%
Natural Gas Revenue	5.8%
Water Revenue	4.7%
Highway Revenue Tolls	3.4%
Lease (Abatement)	2.3%
General Fund	2.1%
Special Tax	1.9%
Tax Increment/Allocation Revenue	1.6%
Sewer Revenue	1.5%
Port, Airport & Marina Revenue	1.0%
Other	1.2%
†	% of Investments, at value as of 06/30/2016. Financial derivative instruments, if any, are excluded.

Fund Information (as of June 30, 2016)(1)

Market Price	$12.30
NAV	$10.75
Premium/(Discount) to NAV	14.42%
Market Price Distribution Yield(2)	5.85%
NAV Distribution Yield(2)	6.70%
Total Effective Leverage(3)	39%

Average Annual Total Return(1) for the period ended June 30, 2016
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	6.47%	27.58%	13.71%	4.58%	5.63%
NAV	7.92%	16.51%	12.29%	4.43%	5.08%

All Fund returns are net of fees and expenses.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PIMCO California Municipal Income Fund III’s primary investment objective is to seek current income exempt from federal and California income tax.

Fund Insights at NAV

Following are key factors impacting the Fund’s performance during the reporting period:

»	The Fund’s long-duration positioning contributed to absolute performance, as municipal bond yields moved lower.

»	An overweight to revenue-backed municipal bond securities contributed to performance, as the segment outperformed the general municipal bond market.

»	Exposure to the municipal tobacco sector contributed to performance, as the segment outperformed the general municipal bond market.

»	Overweights to the health care and industrial revenue sectors contributed to performance, as both of these higher-beta segments outperformed the general municipal bond market.

»	Underweights to the transportation and water and sewer utility sectors detracted from performance, as they both outperformed the general municipal bond market.

SEMIANNUAL REPORT	JUNE 30, 2016	13

PIMCO New York Municipal Income Fund

Symbol on NYSE - PNF

Allocation Breakdown†

Municipal Bonds & Notes
College & University Revenue	14.6%
Miscellaneous Revenue	14.3%
Industrial Revenue	13.5%
Tobacco Settlement Funded	11.7%
Health, Hospital & Nursing Home Revenue	9.1%
Highway Revenue Tolls	7.2%
Miscellaneous Taxes	5.3%
Water Revenue	5.2%
Electric Power & Light Revenue	3.3%
Ad Valorem Property Tax	3.2%
Income Tax Revenue	2.8%
Recreational Revenue	2.4%
Transit Revenue	2.3%
Port, Airport & Marina Revenue	2.3%
Hotel Occupancy Tax	2.0%
Other	0.1%
Short-Term Instruments	0.7%
†	% of Investments, at value as of 06/30/2016. Financial derivative instruments, if any, are excluded.

Fund Information (as of June 30, 2016)(1)

Market Price	$14.17
NAV	$12.81
Premium/(Discount) to NAV	10.62%
Market Price Distribution Yield(2)	4.83%
NAV Distribution Yield(2)	5.34%
Total Effective Leverage(3)	37%

Average Annual Total Return(1) for the period ended June 30, 2016
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	22.35%	34.44%	13.41%	5.84%	5.99%
NAV	8.83%	15.44%	10.91%	5.91%	5.64%

All Fund returns are net of fees and expenses.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PIMCO New York Municipal Income Fund’s primary investment objective is to seek current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

Following are key factors impacting the Fund’s performance during the reporting period:

»	The Fund’s long-duration positioning contributed to absolute performance, as municipal bond yields moved lower.

»	An overweight to revenue-backed municipal bond securities contributed to performance, as the segment outperformed the general municipal bond market.

»	An overweight to the industrial revenue sector contributed to performance, as the higher-beta segment outperformed the general municipal bond market.

»	Exposure to the municipal tobacco sector contributed to performance, as the segment outperformed the general municipal bond market.

»	Underweights to the transportation and lease-backed sectors detracted from performance, as they both outperformed the general municipal bond market.

14	PIMCO CLOSED-END FUNDS

PIMCO New York Municipal Income Fund II

Symbol on NYSE - PNI

Allocation Breakdown†

Municipal Bonds & Notes
College & University Revenue	14.7%
Tobacco Settlement Funded	12.6%
Industrial Revenue	10.9%
Health, Hospital & Nursing Home Revenue	9.9%
Miscellaneous Revenue	7.7%
Transit Revenue	6.7%
Income Tax Revenue	5.6%
Miscellaneous Taxes	4.9%
Lease (Abatement)	4.8%
Highway Revenue Tolls	4.5%
Water Revenue	3.8%
Recreational Revenue	3.8%
Port, Airport & Marina Revenue	2.4%
Hotel Occupancy Tax	2.2%
Ad Valorem Property Tax	2.2%
Electric Power & Light Revenue	1.9%
Other	1.0%
Short-Term Instruments	0.4%
†	% of Investments, at value as of 06/30/2016. Financial derivative instruments, if any, are excluded.

Fund Information (as of June 30, 2016)(1)

Market Price	$14.39
NAV	$11.97
Premium/(Discount) to NAV	20.22%
Market Price Distribution Yield(2)	5.52%
NAV Distribution Yield(2)	6.64%
Total Effective Leverage(3)	40%

Average Annual Total Return(1) for the period ended June 30, 2016
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	20.14%	30.48%	12.95%	7.06%	6.65%
NAV	8.55%	14.88%	11.06%	5.35%	5.76%

All Fund returns are net of fees and expenses.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PIMCO New York Municipal Income Fund II’s primary investment objective is to seek current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

Following are key factors impacting the Fund’s performance during the reporting period:

»	The Fund’s long-duration positioning contributed to absolute performance, as municipal bond yields moved lower.

»	An overweight to revenue-backed municipal bond securities contributed to performance, as the segment outperformed the general municipal bond market.

»	An overweight to the industrial revenue sector contributed to performance, as the higher-beta segment outperformed the general municipal bond market.

»	Exposure to the municipal tobacco sector contributed to performance, as the segment outperformed the general municipal bond market.

»	Underweights to the water and sewer utility and transportation sectors detracted from performance, as they both outperformed the general municipal bond market.

SEMIANNUAL REPORT	JUNE 30, 2016	15

PIMCO New York Municipal Income Fund III

Symbol on NYSE - PYN

Allocation Breakdown†

Municipal Bonds & Notes
Industrial Revenue	14.9%
Tobacco Settlement Funded	14.6%
Water Revenue	11.4%
Income Tax Revenue	10.0%
Transit Revenue	8.2%
College & University Revenue	6.5%
Ad Valorem Property Tax	5.5%
Miscellaneous Revenue	5.2%
Miscellaneous Taxes	5.1%
Health, Hospital & Nursing Home Revenue	4.8%
Highway Revenue Tolls	4.4%
Recreational Revenue	4.0%
Hotel Occupancy Tax	2.6%
Electric Power & Light Revenue	1.8%
Other	0.9%
Short-Term Instruments	0.1%
†	% of Investments, at value as of 06/30/2016. Financial derivative instruments, if any, are excluded.

Fund Information (as of June 30, 2016)(1)

Market Price	$11.56
NAV	$9.96
Premium/(Discount) to NAV	16.06%
Market Price Distribution Yield(2)	5.45%
NAV Distribution Yield(2)	6.33%
Total Effective Leverage(3)	39%

Average Annual Total Return(1) for the period ended June 30, 2016
	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	16.02%	32.55%	12.74%	3.81%	4.65%
NAV	7.73%	14.29%	10.29%	2.71%	3.88%

All Fund returns are net of fees and expenses.

*	Cumulative return

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. For performance current to the most recent month-end, visit www.pimco.com or call (844) 33-PIMCO.

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

»	PIMCO New York Municipal Income Fund III’s primary investment objective is to seek current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

Following are key factors impacting the Fund’s performance during the reporting period:

»	The Fund’s long-duration positioning contributed to absolute performance, as municipal bond yields moved lower.

»	An overweight to revenue-backed municipal bond securities contributed to performance, as the segment outperformed the general municipal bond market.

»	An overweight to the industrial revenue sector contributed to performance, as the higher-beta segment outperformed the general municipal bond market.

»	Exposure to the municipal tobacco sector contributed to performance, as the segment outperformed the general municipal bond market.

»	Underweights to the water and sewer utility and transportation sectors detracted from performance, as they both outperformed the general municipal bond market.

16	PIMCO CLOSED-END FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	JUNE 30, 2016	17

Financial Highlights

		Investment Operations					Less Distributions to Common Shareholders(b)
	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Distributions on Preferred Shares from Net Investment Income(b)	Distributions on Preferred Shares from Realized Gains (Loss)(b)	Total	From Net Investment Income	From Net Realized Capital Gain (Loss)	Tax Basis Return of Capital	Total

PIMCO Municipal Income Fund
01/01/2016 - 06/30/2016+	$13.26	$0.44	$0.72	$(0.02)	$0.00	$1.14	$(0.49)	$0.00	$0.00	$(0.49)
05/01/2015 - 12/31/2015(f)	13.15	0.65	0.12	(0.01)	0.00	0.76	(0.65)	0.00	0.00	(0.65	)(i)
04/30/2015	12.57	0.93	0.64	(0.01)	0.00	1.56	(0.98)	0.00	0.00	(0.98)
04/30/2014	13.75	0.94	(1.13)	(0.01)	0.00	(0.20)	(0.98)	0.00	0.00	(0.98)
04/30/2013	12.93	0.95	0.87	(0.02)	0.00	1.80	(0.98)	0.00	0.00	(0.98)
04/30/2012	10.72	1.01	2.20	(0.02)	0.00	3.19	(0.98)	0.00	0.00	(0.98)
04/30/2011	11.76	1.07	(1.10)	(0.03)	0.00	(0.06)	(0.98)	0.00	0.00	(0.98)

PIMCO Municipal Income Fund II
01/01/2016 - 06/30/2016+	$12.39	$0.39	$0.64	$(0.01)	$0.00	$1.02	$(0.39)	$0.00	$0.00	$(0.39)
06/01/2015 - 12/31/2015(g)	12.11	0.47	0.28	(0.01)	0.00	0.74	(0.46)	0.00	0.00	(0.46	)(i)
05/31/2015	11.94	0.81	0.15	(0.01)	0.00	0.95	(0.78)	0.00	0.00	(0.78)
05/31/2014	12.17	0.81	(0.25)	(0.01)	0.00	0.55	(0.78)	0.00	0.00	(0.78)
05/31/2013	11.91	0.82	0.23	(0.01)	0.00	1.04	(0.78)	0.00	0.00	(0.78)
05/31/2012	10.12	0.88	1.70	(0.01)	0.00	2.57	(0.78)	0.00	0.00	(0.78)
05/31/2011	10.77	0.91	(0.75)	(0.03)	0.00	0.13	(0.78)	0.00	0.00	(0.78)

PIMCO Municipal Income Fund III
01/01/2016 - 06/30/2016+	$11.13	$0.38	$0.67	$(0.01)	$0.00	$1.04	$(0.37)	$0.00	$0.00	$(0.37)
10/01/2015 - 12/31/2015(h)	10.88	0.20	0.24	(0.00)^	0.00	0.44	(0.19)	0.00	0.00	(0.19	)(i)
09/30/2015	10.78	0.78	0.08	(0.01)	0.00	0.85	(0.75)	0.00	0.00	(0.75)
09/30/2014	9.58	0.75	1.25	(0.01)	0.00	1.99	(0.79)	0.00	0.00	(0.79)
09/30/2013	11.02	0.75	(1.34)	(0.01)	0.00	(0.60)	(0.84)	0.00	0.00	(0.84)
09/30/2012	9.69	0.83	1.35	(0.01)	0.00	2.17	(0.84)	0.00	0.00	(0.84)
09/30/2011	10.29	0.87	(0.61)	(0.02)	0.00	0.24	(0.84)	0.00	0.00	(0.84)

PIMCO California Municipal Income Fund
01/01/2016 - 06/30/2016+	$14.61	$0.47	$0.67	$(0.02)	$0.00	$1.12	$(0.46)	$0.00	$0.00	$(0.46)
05/01/2015 - 12/31/2015(f)	14.33	0.65	0.26	(0.01)	0.00	0.90	(0.62)	0.00	0.00	(0.62	)(i)
04/30/2015	13.77	0.95	0.54	(0.01)	0.00	1.48	(0.92)	0.00	0.00	(0.92)
04/30/2014	14.71	0.99	(1.00)	(0.01)	0.00	(0.02)	(0.92)	0.00	0.00	(0.92)
04/30/2013	13.75	1.02	0.88	(0.02)	0.00	1.88	(0.92)	0.00	0.00	(0.92)
04/30/2012	11.32	1.08	2.29	(0.02)	0.00	3.35	(0.92)	0.00	0.00	(0.92)
04/30/2011	12.84	1.12	(1.69)	(0.03)	0.00	(0.60)	(0.92)	0.00	0.00	(0.92)

PIMCO California Municipal Income Fund II
01/01/2016 - 06/30/2016+	$8.95	$0.30	$0.53	$(0.01)	$0.00	$0.82	$(0.32)	$0.00	$0.00	$(0.32)
06/01/2015 - 12/31/2015(g)	8.69	0.38	0.27	(0.01)	0.00	0.64	(0.38)	0.00	0.00	(0.38	)(i)
05/31/2015	8.61	0.66	0.08	(0.01)	0.00	0.73	(0.65)	0.00	0.00	(0.65)
05/31/2014	8.93	0.68	(0.26)	(0.01)	0.00	0.41	(0.66)	0.00	(0.07)	(0.73)
05/31/2013	8.65	0.69	0.35	(0.01)	0.00	1.03	(0.68)	0.00	(0.07)	(0.75)
05/31/2012	7.38	0.71	1.32	(0.01)	0.00	2.02	(0.70)	0.00	(0.05)	(0.75)
05/31/2011	8.11	0.74	(0.70)	(0.02)	0.00	0.02	(0.75)	0.00	0.00	(0.75)

PIMCO California Municipal Income Fund III
01/01/2016 - 06/30/2016+	$10.31	$0.32	$0.49	$(0.01)	$0.00	$0.80	$(0.36)	$0.00	$0.00	$(0.36)
10/01/2015 - 12/31/2015(h)	10.08	0.17	0.24	(0.00)^	0.00	0.41	(0.18)	0.00	0.00	(0.18	)(i)
09/30/2015	10.02	0.68	0.11	(0.01)	0.00	0.78	(0.72)	0.00	0.00	(0.72)
09/30/2014	9.09	0.69	0.97	(0.01)	0.00	1.65	(0.72)	0.00	0.00	(0.72)
09/30/2013	10.23	0.79	(1.20)	(0.01)	0.00	(0.42)	(0.72)	0.00	0.00	(0.72)
09/30/2012	9.08	0.81	1.07	(0.01)	0.00	1.87	(0.72)	0.00	0.00	(0.72)
09/30/2011	9.65	0.77	(0.60)	(0.02)	0.00	0.15	(0.72)	0.00	0.00	(0.72)

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets
Net Assets Value End of Year or Period	Market Price End of Year or Period	Total Investment Return(c)	Net Assets Applicable to Common Shareholders (000s)	Expenses(d)(e)		Expenses Excluding Waivers(d)(e)		Expenses Excluding Interest Expense(d)		Expenses Excluding Interest Expense and Waivers(d)		Net Investment Income(d)		Preferred Shares Asset Coverage Per Share	Portfolio Turnover Rate

$13.91	$17.23	15.09%	$355,476	1.27	%*	1.27	%*	1.23	%*	1.23	%*	6.71	%*	$71,770	3%
13.26	15.45	5.27	338,342	1.22	*	1.22	*	1.21	*	1.21	*	7.42	*	69,516	15
13.15	15.38	21.47	334,775	1.25		1.25		1.22		1.22		7.12		69,049	9
12.57	13.58	(8.45)	319,155	1.30		1.30		1.27		1.27		7.74		66,993	15
13.75	16.05	11.96	348,162	1.22		1.23		1.19		1.20		6.99		70,809	9
12.93	15.28	27.20	326,741	1.28		1.35		1.22		1.29		8.42		67,990	18
10.72	12.92	1.54	269,916	1.44		1.44		1.34		1.34		9.43		60,514	15

$13.02	$13.96	15.05%	$800,390	1.16	%*	1.16	%*	1.11	%*	1.11	%*	6.24	%*	$79,519	0%‡
12.39	12.51	6.56	760,212	1.11	*	1.11	*	1.10	*	1.10	*	6.57	*	76,782	10
12.11	12.19	6.15	742,133	1.16		1.16		1.11		1.11		6.65		75,553	10
11.94	12.25	7.76	730,088	1.21		1.21		1.16		1.16		7.22		74,733	16
12.17	12.19	3.41	741,368	1.16		1.17		1.11		1.12		6.74		75,501	16
11.91	12.54	28.70	722,161	1.19		1.26		1.11		1.18		8.04		74,192	26
10.12	10.45	1.30	610,800	1.37		1.37		1.24		1.24		8.80		66,606	21

$11.80	$12.88	15.52%	$386,114	1.26	%*	1.26	%*	1.17	%*	1.17	%*	6.76	%*	$76,070	1%
11.13	11.51	6.70	363,382	1.19	*	1.19	*	1.17	*	1.17	*	7.09	*	73,123	2
10.88	10.97	9.65	355,368	1.23		1.23		1.17		1.17		7.14		72,006	5
10.78	10.71	10.69	351,139	1.29		1.29		1.23		1.23		7.47		71,447	15
9.58	10.45	(15.39)	311,231	1.27		1.27		1.20		1.20		7.04		66,168	20
11.02	13.31	33.20	357,139	1.27		1.33		1.17		1.23		8.00		72,239	25
9.69	10.75	2.01	313,021	1.44		1.46		1.28		1.30		9.39		66,404	14

$15.27	$16.93	11.05%	$285,057	1.33	%*	1.33	%*	1.22	%*	1.22	%*	6.45	%*	$72,507	1%
14.61	15.70	4.60	272,345	1.24	*	1.24	*	1.21	*	1.21	*	6.76	*	70,388	13
14.33	15.66	16.08	266,838	1.32		1.32		1.22		1.22		6.67		69,473	11
13.77	14.38	0.61	255,751	1.36		1.36		1.27		1.27		7.55		67,624	21
14.71	15.33	9.96	272,398	1.30		1.31		1.21		1.22		7.17		70,398	12
13.75	14.83	32.94	253,870	1.36		1.43		1.25		1.32		8.63		67,310	9
11.32	11.99	(2.79)	208,147	1.48		1.48		1.34		1.34		9.21		59,689	19

$9.45	$11.05	14.74%	$301,197	1.34	%*	1.34	%*	1.24	%*	1.24	%*	6.77	%*	$71,193	7%
8.95	9.94	6.19	285,097	1.25	*	1.25	*	1.23	*	1.23	*	7.42	*	68,724	10
8.69	9.75	9.85	276,525	1.32		1.32		1.21		1.21		7.48		67,411	12
8.61	9.52	(1.76)	273,289	1.41		1.41		1.30		1.30		8.51		66,915	14
8.93	10.51	11.41	282,181	1.34		1.35		1.23		1.24		7.65		68,279	13
8.65	10.15	19.59	272,570	1.44		1.52		1.24		1.32		8.99		66,804	25
7.38	9.21	7.53	231,486	1.55		1.55		1.37		1.37		9.73		60,503	15

$10.75	$12.30	6.47%	$238,195	1.35	%*	1.35	%*	1.21	%*	1.21	%*	6.25	%*	$72,635	3%
10.31	11.92	10.76	228,221	1.25	*	1.25	*	1.21	*	1.21	*	6.44	*	70,641	2
10.08	10.94	12.80	223,030	1.30		1.30		1.21		1.21		6.68		69,605	24
10.02	10.40	19.73	221,415	1.37		1.37		1.26		1.26		7.29		69,282	11
9.09	9.36	(13.98)	200,245	1.35		1.35		1.25		1.25		7.93		65,409	25
10.23	11.68	31.62	224,596	1.34		1.40		1.20		1.26		8.40		69,918	10
9.08	9.53	(0.47)	198,748	1.48		1.50		1.32		1.34		9.01		64,749	11

SEMIANNUAL REPORT	JUNE 30, 2016	19

Financial Highlights (Cont.)

		Investment Operations					Less Distributions to Common Shareholders(b)
	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Distributions on Preferred Shares from Net Investment Income(b)	Distributions on Preferred Shares from Realized Gains (Loss)(b)	Total	From Net Investment Income	From Net Realized Capital Gain (Loss)	Tax Basis Return of Capital	Total

PIMCO New York Municipal Income Fund
01/01/2016 - 06/30/2016+	$12.10	$0.33	$0.73	$(0.01)	$0.00	$1.05	$(0.34)	$0.00	$0.00	$(0.34)
05/01/2015 - 12/31/2015(f)	11.92	0.47	0.18	(0.01)	0.00	0.64	(0.46)	0.00	0.00	(0.46	)(i)
04/30/2015	11.20	0.68	0.73	(0.01)	0.00	1.40	(0.68)	0.00	0.00	(0.68)
04/30/2014	12.04	0.67	(0.82)	(0.01)	0.00	(0.16)	(0.68)	0.00	0.00	(0.68)
04/30/2013	11.38	0.70	0.66	(0.02)	0.00	1.34	(0.68)	0.00	0.00	(0.68)
04/30/2012	9.92	0.74	1.41	(0.01)	0.00	2.14	(0.68)	0.00	0.00	(0.68)
04/30/2011	10.67	0.80	(0.84)	(0.03)	0.00	(0.07)	(0.68)	0.00	0.00	(0.68)

PIMCO New York Municipal Income Fund II
01/01/2016 - 06/30/2016+	$11.41	$0.35	$0.63	$(0.02)	$0.00	$0.96	$(0.40)	$0.00	$0.00	$(0.40)
06/01/2015 - 12/31/2015(g)	11.28	0.43	0.17	(0.01)	0.00	0.59	(0.46)	0.00	0.00	(0.46	)(i)
05/31/2015	10.98	0.75	0.36	(0.01)	0.00	1.10	(0.80)	0.00	0.00	(0.80)
05/31/2014	11.32	0.75	(0.28)	(0.01)	0.00	0.46	(0.80)	0.00	0.00	(0.80)
05/31/2013	11.37	0.79	(0.02)	(0.02)	0.00	0.75	(0.80)	0.00	0.00	(0.80)
05/31/2012	10.10	0.85	1.24	(0.02)	0.00	2.07	(0.80)	0.00	0.00	(0.80)
05/31/2011	10.90	0.88	(0.85)	(0.03)	0.00	0.00	(0.80)	0.00	0.00	(0.80)

PIMCO New York Municipal Income Fund III
01/01/2016 - 06/30/2016+	$9.55	$0.27	$0.47	$(0.01)	$0.00	$0.73	$(0.32)	$0.00	$0.00	$(0.32)
10/01/2015 - 12/31/2015(h)	9.42	0.14	0.15	(0.00)^	0.00	0.29	(0.16)	0.00	0.00	(0.16	)(i)
09/30/2015	9.43	0.57	0.06	(0.01)	0.00	0.62	(0.63)	0.00	0.00	(0.63)
09/30/2014	8.51	0.56	1.00	(0.01)	0.00	1.55	(0.63)	0.00	0.00	(0.63)
09/30/2013	9.65	0.62	(1.12)	(0.01)	0.00	(0.51)	(0.63)	0.00	0.00	(0.63)
09/30/2012	8.82	0.77	0.70	(0.01)	0.00	1.46	(0.63)	0.00	0.00	(0.63)
09/30/2011	9.38	0.69	(0.60)	(0.02)	0.00	0.07	(0.63)	0.00	0.00	(0.63)

+	Unaudited
*	Annualized
‡	Reflects an amount rounding to less than one percent.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of common shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(b) in the Notes to Financial Statements for more information.

(c)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(d)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(e)	Interest expense primarily relates to participation in borrowing and financing transactions. See Note 5 in the Notes to Financial Statements for more information.
(f)	Fiscal year end changed from April 30th to December 31st.
(g)	Fiscal year end changed from May 31st to December 31st.
(h)	Fiscal year end changed from September 30th to December 31st.
(i)

Total distributions for the period ended December 31, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended December 31, 2015.

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets
Net Assets Value End of Year or Period	Market Price End of Year or Period	Total Investment Return(c)	Net Assets Applicable to Common Shareholders (000s)	Expenses(d)(e)		Expenses Excluding Waivers(d)(e)		Expenses Excluding Interest Expense(d)		Expenses Excluding Interest Expense and Waivers(d)		Net Investment Income(d)		Preferred Shares Asset Coverage Per Share	Portfolio Turnover Rate

$12.81	$14.17	22.35%	$98,889	1.40	%*	1.40	%*	1.30	%*	1.30	%*	5.51	%*	$77,598	3%
12.10	11.90	7.23	93,205	1.27	*	1.27	*	1.26	*	1.26	*	5.82	*	74,574	5
11.92	11.54	7.72	91,832	1.39		1.39		1.31		1.31		5.78		73,847	1
11.20	11.36	(3.21)	86,211	1.46		1.46		1.40		1.40		6.28		70,857	10
12.04	12.52	12.96	92,509	1.36		1.37		1.30		1.31		5.89		74,203	16
11.38	11.73	26.36	87,126	1.37		1.44		1.31		1.38		7.00		71,341	21
9.92	9.89	(5.57)	75,728	1.51		1.51		1.42		1.42		7.70		65,279	29

$11.97	$14.39	20.14%	$132,577	1.43	%*	1.43	%*	1.35	%*	1.35	%*	6.09	%*	$66,952	4%
11.41	12.35	4.36	126,085	1.35	*	1.35	*	1.33	*	1.33	*	6.48	*	64,898	7
11.28	12.32	9.89	124,424	1.40		1.40		1.33		1.33		6.65		64,373	7
10.98	12.01	7.83	120,520	1.51		1.51		1.45		1.45		7.30		63,139	5
11.32	12.01	4.14	123,685	1.42		1.43		1.33		1.34		6.78		64,140	25
11.37	12.29	20.97	123,667	1.45		1.53		1.36		1.44		7.86		64,135	18
10.10	10.92	3.03	109,256	1.55		1.55		1.44		1.44		8.46		59,574	7

$9.96	$11.56	16.02%	$56,654	1.59	%*	1.59	%*	1.49	%*	1.49	%*	5.71	%*	$69,258	4%
9.55	10.27	5.75	54,247	1.55	*	1.55	*	1.53	*	1.53	*	5.87	*	67,378	0
9.42	9.87	11.09	53,548	1.55		1.55		1.49		1.49		6.04		66,764	13
9.43	9.49	9.47	53,369	1.66		1.66		1.60		1.60		6.31		66,695	24
8.51	9.30	(6.83)	48,007	1.65		1.65		1.56		1.56		6.72		62,505	17
9.65	10.66	26.56	54,327	1.64		1.70		1.50		1.56		8.42		67,441	16
8.82	9.00	(1.27)	49,490	1.73		1.75		1.58		1.60		8.07		63,663	9

SEMIANNUAL REPORT	JUNE 30, 2016	21

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Assets:
Investments, at value
Investments in securities*	$553,879	$1,183,303	$596,419	$459,170
Cash	511	476	566	96
Receivable for investments sold	0	0	961	0
Interest and/or dividends receivable	7,205	13,742	6,896	6,294
Other assets	71	16	7	8
Total Assets	561,666	1,197,537	604,849	465,568

Liabilities:
Borrowings & Other Financing Transactions
Payable for tender option bond floating rate certificates	$10,485	$25,026	$26,140	$28,553
Payable for investments purchased	3,082	0	961	0
Distributions payable to common shareholders	2,077	3,996	2,038	1,437
Distributions payable to preferred shareholders	13	25	13	8
Accrued management fees	313	650	330	249
Other liabilities	220	450	253	264
Total Liabilities	16,190	30,147	29,735	30,511

Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share)	190,000	367,000	189,000	150,000

Net Assets Applicable to Common Shareholders	$355,476	$800,390	$386,114	$285,057

Net Assets Applicable to Common Shareholders Consist of:
Par value ($0.00001 per share)	0	1	0	0
Paid in capital in excess of par	330,648	805,108	434,441	244,460
Undistributed (overdistributed) net investment income	275	25,055	(93)	13,182
Accumulated undistributed net realized (loss)	(54,075)	(183,620)	(137,455)	(33,675)
Net unrealized appreciation	78,628	153,846	89,221	61,090

Net Assets Applicable to Common Shareholders	$355,476	$800,390	$386,114	$285,057

Net Asset Value Per Common Share	$13.91	$13.02	$11.80	$15.27

Common shares issued and outstanding	25,558	61,484	32,718	18,667

Preferred shares issued and outstanding	8	15	8	6

Cost of investments in securities	$475,263	$1,029,446	$507,199	$398,081

* Includes repurchase agreements of:	$9,300	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2016 (Unaudited)

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

$488,303	$386,918	$153,421	$219,027	$93,100
428	489	599	488	546
1,657	1,274	0	0	0
6,248	5,163	1,994	2,766	980
12	3	2,288	10	0
496,648	393,847	158,302	222,291	94,626

$28,731	$28,356	$10,513	$8,212	$4,940
1,580	533	1,221	1,221	610
1,714	1,330	440	733	299
11	11	2	4	2
266	211	91	126	62
149	211	146	418	59
32,451	30,652	12,413	10,714	5,972

163,000	125,000	47,000	79,000	32,000

$301,197	$238,195	$98,889	$132,577	$56,654

0	0	0	0	0
403,650	290,002	97,608	148,275	75,582
(2,276)	3,684	2,077	(632)	589
(175,972)	(105,109)	(20,215)	(41,786)	(30,284)
75,795	49,618	19,419	26,720	10,767

$301,197	$238,195	$98,889	$132,577	$56,654

$9.45	$10.75	$12.81	$11.97	$9.96

31,886	22,167	7,717	11,072	5,689

7	5	2	3	1

$412,508	$337,301	$134,593	$192,223	$82,333

$0	$0	$0	$0	$0

SEMIANNUAL REPORT	JUNE 30, 2016	23

Statements of Operations

Six Months Ended June 30, 2016 (Unaudited)
(Amounts in thousands)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Investment Income:
Interest	$13,477	$28,112	$14,648	$10,532
Total Income	13,477	28,112	14,648	10,532

Expenses:
Management fees	1,846	3,832	1,940	1,472
Auction agent fees and commissions	140	270	137	110
Trustee fees and related expenses	44	94	45	35
Interest expense	73	197	159	152
Auction rate preferred shares related expenses	40	27	14	30
Miscellaneous expense	3	4	3	2
Total Expenses	2,146	4,424	2,298	1,801

Net Investment Income	11,331	23,688	12,350	8,731

Net Realized Gain:
Investments in securities	1,438	1,663	960	116

Net Realized Gain	1,438	1,663	960	116

Net Change in Unrealized Appreciation:
Investments in securities	16,643	37,765	21,170	12,495

Net Change in Unrealized Appreciation	16,643	37,765	21,170	12,495

Net Increase in Net Assets Resulting from Operations	$29,412	$63,116	$34,480	$21,342

Distributions on Preferred Shares from Net Investment Income	$(425)	$(821)	$(423)	$(335)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$28,987	$62,295	$34,057	$21,007

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

$11,543	$8,607	$3,230	$4,727	$1,969
11,543	8,607	3,230	4,727	1,969

1,565	1,247	538	747	367
120	92	35	58	23
37	29	12	17	7
145	157	45	50	27
37	4	20	24	4
2	1	1	1	1
1,906	1,530	651	897	429

9,637	7,077	2,579	3,830	1,540

1,713	841	200	475	133

1,713	841	200	475	133

15,065	10,055	5,503	6,508	2,522

15,065	10,055	5,503	6,508	2,522

$26,415	$17,973	$8,282	$10,813	$4,195

$(365)	$(280)	$(106)	$(176)	$(72)

$26,050	$17,693	$8,176	$10,637	$4,123

SEMIANNUAL REPORT	JUNE 30, 2016	25

(THIS PAGE INTENTIONALLY LEFT BLANK)

26	PIMCO CLOSED-END FUNDS

Statements of Changes in Net Assets

	PIMCO Municipal Income Fund				PIMCO Municipal Income Fund II

(Amounts in thousands)	Six Months Ended June 30, 2016 (Unaudited)	Period from May 1, 2015 to December 31, 2015(a)		Year Ended April 30, 2015	Six Months Ended June 30, 2016 (Unaudited)	Period from June 1, 2015 to December 31, 2015(b)		Year Ended May 31, 2015

Increase in Net Assets from:

Operations:
Net investment income	$11,331	$16,665		$23,709	$23,688	$29,008		$49,450
Net realized gain (loss)	1,438	161		(1,080)	1,663	410		1,136
Net change in unrealized appreciation	16,643	2,788		17,051	37,765	16,059		8,054
Net increase in net assets resulting from operations	29,412	19,614		39,680	63,116	45,477		58,640
Distributions on preferred shares from net investment income(c)	(425)	(222)		(211)	(821)	(368)		(420)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	28,987	19,392		39,469	62,295	45,109		58,220

Distributions to Common Shareholders:
From net investment income	(12,451)	(16,571)		(24,797)	(23,955)	(27,892)		(47,740)

Total Distributions to Common Shareholders(c)	(12,451)	(16,571	)(d)	(24,797)	(23,955)	(27,892	)(d)	(47,740)

Common Share Transactions**:
Issued as reinvestment of distributions	598	746		948	1,838	862		1,565

Total Increase in Net Assets	17,134	3,567		15,620	40,178	18,079		12,045

Net Assets Applicable to Common Shareholders:
Beginning of period	338,342	334,775		319,155	760,212	742,133		730,088
End of period*	$355,476	$338,342		$334,775	$800,390	$760,212		$742,133

* Including undistributed net investment income of:	$275	$1,820		$1,979	$25,055	$26,143		$25,414

** Common Share Transactions:
Shares issued as reinvestment of distributions	40	54		68	146	70		128

(a)	Fiscal year end changed from April 30th to December 31st.
(b)	Fiscal year end changed from May 31st to December 31st.
(c)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(b) in the Notes to Financial Statements for more information.

(d)

Total distributions for the period ended December 31, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended December 31, 2015.

SEMIANNUAL REPORT	JUNE 30, 2016	27

Statements of Changes in Net Assets (Cont.)

	PIMCO Municipal Income Fund III				PIMCO California Municipal Income Fund

(Amounts in thousands†)	Six Months Ended June 30, 2016 (Unaudited)	Period from October 1, 2015 to December 31, 2015(a)		Year Ended September 30, 2015	Six Months Ended June 30, 2016 (Unaudited)	Period from May 1, 2015 to December 31, 2015(b)		Year Ended April 30, 2015

Increase in Net Assets from:

Operations:
Net investment income	$12,350	$6,627		$25,469	$8,731	$12,157		$17,678
Net realized gain (loss)	960	612		1,031	116	593		455
Net change in unrealized appreciation (depreciation)	21,170	7,195		1,472	12,495	3,978		9,666
Net increase in net assets resulting from operations	34,480	14,434		27,972	21,342	16,728		27,799
Distributions on preferred shares from net investment income(d)	(423)	(98)		(242)	(335)	(174)		(165)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	34,057	14,336		27,730	21,007	16,554		27,634

Distributions to Common Shareholders:
From net investment income	(12,224)	(6,106)		(24,386)	(8,620)	(11,478)		(17,183)

Total Distributions to Common Shareholders(d)	(12,224)	(6,106	)(e)	(24,386)	(8,620)	(11,478	)(e)	(17,183)

Common Share Transactions**:
Issued as reinvestment of distributions	449	234		885	325	431		636

Total Increase in Net Assets	22,282	8,464		4,229	12,712	5,507		11,087

Net Assets Applicable to Common Shareholders:
Beginning of period	363,832	355,368		351,139	272,345	266,838		255,751
End of period*	$386,114	$363,832		$355,368	$285,057	$272,345		$266,838

* Including undistributed (overdistributed) net investment income of:	$(93)	$204		$(201)	$13,182	$13,406		$12,917

** Common Share Transactions:
Shares issued as reinvestment of distributions	39	21		81	21	29		45

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fiscal year end changed from September 30th to December 31st.
(b)	Fiscal year end changed from April 30th to December 31st.
(c)	Fiscal year end changed from May 31st to December 31st.
(d)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(b) in the Notes to Financial Statements for more information.

(e)

Total distributions for the period ended December 31, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended December 31, 2015.

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO California Municipal Income Fund II				PIMCO California Municipal Income Fund III				PIMCO New York Municipal Income Fund

Six Months Ended June 30, 2016 (Unaudited)	Period from June 1, 2015 to December 31, 2015(c)		Year Ended May 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Period from October 1, 2015 to December 31, 2015(a)		Year Ended September 30, 2015	Six Months Ended June 30, 2016 (Unaudited)	Period from May 1, 2015 to December 31, 2015(b)		Year Ended April 30, 2015

$9,637	$12,226		$20,816	$7,077	$3,762		$14,934	$2,579	$3,619		$5,247
1,713	122		6,746	841	(107)		4,105	200	296		0
15,065	7,982		(4,455)	10,055	5,478		(1,806)	5,503	1,026		5,582
26,415	20,330		23,107	17,973	9,133		17,233	8,282	4,941		10,829
(365)	(164)		(188)	(280)	(66)		(160)	(106)	(54)		(54)

26,050	20,166		22,919	17,693	9,067		17,073	8,176	4,887		10,775

(10,279)	(11,978)		(20,493)	(7,976)	(3,985)		(15,922)	(2,637)	(3,514)		(5,269)

(10,279)	(11,978	)(e)	(20,493)	(7,976)	(3,985	)(e)	(15,922)	(2,637)	(3,514	)(e)	(5,269)

329	384		810	257	109		464	145	0		115

16,100	8,572		3,236	9,974	5,191		1,615	5,684	1,373		5,621

285,097	276,525		273,289	228,221	223,030		221,415	93,205	91,832		86,211
$301,197	$285,097		$276,525	$238,195	$228,221		$223,030	$98,889	$93,205		$91,832

$(2,276)	$(1,269)		$(1,482)	$3,684	$4,863		$5,160	$2,077	$2,241		$2,137

33	41		89	23	10		45	12	0		10

SEMIANNUAL REPORT	JUNE 30, 2016	29

Statements of Changes in Net Assets (Cont.)

	PIMCO New York Municipal Income Fund II				PIMCO New York Municipal Income Fund III

(Amounts in thousands†)	Six Months Ended June 30, 2016 (Unaudited)	Period from June 1, 2015 to December 31, 2015(a)		Year Ended May 31, 2015	Six Months Ended June 30, 2016 (Unaudited)	Period from October 1, 2015 to December 31, 2015(b)		Year Ended September 30, 2015

Increase in Net Assets from:

Operations:
Net investment income	$3,830	$4,783		$8,238	$1,540	$819		$3,246
Net realized gain (loss)	475	244		(515)	133	0		106
Net change in unrealized appreciation	6,508	1,538		4,505	2,522	837		158
Net increase in net assets resulting from operations	10,813	6,565		12,228	4,195	1,656		3,510
Distributions on preferred shares from net investment income(c)	(176)	(79)		(90)	(72)	(16)		(41)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	10,637	6,486		12,138	4,123	1,640		3,469

Distributions to Common Shareholders:
From net investment income	(4,398)	(5,120)		(8,750)	(1,791)	(895)		(3,571)

Total Distributions to Common Shareholders(c)	(4,398)	(5,120	)(d)	(8,750)	(1,791)	(895	)(d)	(3,571)

Common Share Transactions**:
Issued as reinvestment of distributions	253	295		516	75	44		191

Total Increase in Net Assets	6,492	1,661		3,904	2,407	789		89

Net Assets Applicable to Common Shareholders:
Beginning of period	126,085	124,424		120,520	54,247	53,458		53,369
End of period*	$132,577	$126,085		$124,424	$56,654	$54,247		$53,458

* Including undistributed (overdistributed) net investment income of:	$(632)	$112		$531	$589	$912		$1,007

** Common Share Transactions:
Shares issued as reinvestment of distributions	20	26		45	7	5		20

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fiscal year end changed from May 31st to December 31st.
(b)	Fiscal year end changed from September 30th to December 31st.
(c)

The tax characterization of distributions is determined in accordance with federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year. See Note 2(b) in the Notes to Financial Statements for more information.

(d)

Total distributions for the period ended December 31, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended December 31, 2015.

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Income Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 155.8%

MUNICIPAL BONDS & NOTES 152.7%

ALABAMA 5.5%
Huntsville-Redstone Village Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2007
5.500% due 01/01/2028	$235	$236
5.500% due 01/01/2043	885	887
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	15,000	11,725
6.500% due 10/01/2053	2,000	2,504
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	3,000	4,178

		19,530

ALASKA 1.1%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^	900	122
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	3,280	3,814

		3,936

ARIZONA 3.6%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	2,750	2,762
Arizona Health Facilities Authority Revenue Bonds, Series 2008
5.500% due 01/01/2038	2,050	2,195
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	832
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2000
5.000% due 06/01/2035	1,500	1,703
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (e)	5,000	5,478

		12,970

ARKANSAS 0.8%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2036 (b)	5,500	2,784

CALIFORNIA 23.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2034	2,875	3,281
5.000% due 10/01/2042	3,255	3,681
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	10,000	11,701
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	4,000	4,799
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
6.125% due 06/01/2038	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,000	2,300
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,825

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	$1,275	$1,607
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	700	740
5.000% due 06/01/2037	1,200	1,249
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	2,300	2,507
5.250% due 03/01/2038	1,250	1,342
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	3,200	3,646
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,900	2,234
5.500% due 03/01/2040	500	580
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,310	2,721
6.750% due 02/01/2038	8,485	10,027
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.500% due 07/01/2031	845	888
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,178
6.500% due 11/01/2021	515	574
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	3,000	3,413
Los Angeles Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2032	5,300	5,552
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	2,000	2,714
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	4,175	4,551
Orange County, California Airport Revenue Bonds, Series 2009
5.250% due 07/01/2039	5,000	5,628
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,860
Whittier Union High School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2025 (b)	2,000	1,372

		84,971

COLORADO 1.0%
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	450	497
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	750
Regional Transportation District, Colorado Certificates of Participation Bonds, Series 2010
5.375% due 06/01/2031	400	457
University of Colorado Revenue Bonds, Series 2009
5.375% due 06/01/2038	1,500	1,699

		3,403

CONNECTICUT 2.4%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,625
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,810

		8,435

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISTRICT OF COLUMBIA 0.8%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	$2,500	$2,833

FLORIDA 2.9%
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (e)	4,000	4,406
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	220	245
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (e)	3,900	4,224
Miami-Dade County, Florida School Board Foundation, Inc. Certificates of Participation Bonds, (AGC Insured), Series 2009
5.375% due 02/01/2034	1,250	1,398

		10,273

GEORGIA 3.6%
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	2,300	2,343
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	9,000	10,517

		12,860

ILLINOIS 9.1%
Chicago, Illinois General Obligation Bonds, Series 2003
5.500% due 01/01/2034	1,750	1,805
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,400	2,449
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	6,938
5.500% due 01/01/2034	2,300	2,372
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2028	2,000	2,231
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (e)	5,000	5,477
7.125% due 11/15/2037	400	472
Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	7,000	8,488
Springfield, Illinois Electric Revenue Bonds, Series 2008
5.000% due 03/01/2036	1,900	2,035

		32,267

INDIANA 1.8%
Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 06/01/2032	3,000	3,248
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,131
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,720	2,007

		6,386

IOWA 3.9%
Iowa Finance Authority Revenue Bonds, Series 2007
6.750% due 11/15/2037	3,500	3,789
6.750% due 11/15/2042	1,500	1,624
Iowa Finance Authority Revenue Bonds, Series 2013
5.250% due 12/01/2025	1,000	1,089
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	532	6
2.700% due 11/15/2046 ^	2,836	2,472

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2016	31

Schedule of Investments PIMCO Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Iowa Finance Authority Revenue Notes, Series 2013
5.000% due 12/01/2019	$4,630	$4,822

		13,802

KANSAS 0.4%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	1,000	1,151
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^	849	187

		1,338

KENTUCKY 0.3%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,148

LOUISIANA 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (ACA Insured), Series 2000
6.550% due 09/01/2025	1,680	1,947
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	887
6.500% due 11/01/2035	400	481
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,519

		5,834

MARYLAND 1.4%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,500	1,676
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	650	777
Maryland Stadium Authority Revenue Bonds, Series 2016
5.000% due 05/01/2046	2,000	2,466

		4,919

MASSACHUSETTS 0.8%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	750	841
Massachusetts Development Finance Agency Revenue Bonds, Series 2011
0.000% due 11/15/2056 (b)	103	1
6.250% due 11/15/2039	388	399
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	1,500	1,702

		2,943

MICHIGAN 0.9%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	1,500	1,513
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	1,500	1,743

		3,256

MINNESOTA 0.6%
St Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	1,500	1,721

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	$500	$512

		2,233

MISSOURI 0.3%
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2026	1,000	1,038
Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	225	228

		1,266

NEW JERSEY 15.2%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	2,000	2,220
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 03/01/2030	1,065	1,178
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	16,550	20,134
New Jersey Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2032 (a)	2,590	3,085
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	500	605
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,392
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,214
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
5.250% due 12/15/2023	2,000	2,321
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	12,100	11,956
5.000% due 06/01/2041	8,000	7,821

		53,926

NEW MEXICO 2.3%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,138
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2009
5.000% due 08/01/2039	6,400	7,069

		8,207

NEW YORK 20.5%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	15,500	17,510
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,520
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^	1,137	142
6.700% due 01/01/2049	3,150	3,150
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	3,000	3,353
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	10,000	13,481

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	$3,000	$4,172
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	11,920
5.000% due 11/15/2044	10,000	11,600
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	3,500	4,071

		72,919

OHIO 8.4%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	1,000	981
5.875% due 06/01/2047	9,000	8,930
6.500% due 06/01/2047	10,000	10,263
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,000	1,128
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,880
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	2,500	2,597

		29,779

OREGON 0.8%
Oregon Department of Administrative Services State Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	600	674
Oregon Health & Science University Revenue Bonds, Series 2009
5.750% due 07/01/2039	2,000	2,295

		2,969

PENNSYLVANIA 7.8%
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	1,960	1,769
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2009
5.250% due 06/01/2039	5,000	5,553
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	750	774
6.375% due 07/01/2030	85	88
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	1,100	1,250
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	350	390
6.000% due 07/01/2043	500	550
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	2,000	2,223
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	5,000	5,627
5.625% due 07/01/2042	1,000	1,114
Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2008
5.250% due 12/15/2032	7,000	7,694
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	547

		27,579

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RHODE ISLAND 0.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	$1,000	$1,064

SOUTH CAROLINA 4.2%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	450	457
South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	2,200	2,509
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,926
5.500% due 12/01/2053	5,000	5,997

		14,889

TENNESSEE 3.5%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	6,239
5.250% due 09/01/2024	5,000	6,229

		12,468

TEXAS 14.9%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,200	1,338
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	5,500	6,413
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
9.750% due 10/01/2037 (f)	600	788
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	4,200	4,619
5.500% due 12/15/2038	4,200	4,633
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	6,050	6,491
5.750% due 01/01/2033	600	646
North Texas Tollway Authority Revenue Bonds, Series 2009
5.250% due 01/01/2044	3,000	3,267
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	2,750	3,102
5.500% due 09/01/2041	600	717

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	$250	$298
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	4,000	4,510
Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, Series 2009
8.990% due 08/01/2039 (f)	1,000	1,229
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	3,500	4,256
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	6,500	8,422
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.875% due 12/01/2036	400	423
Uptown Development Authority, Texas Tax Allocation Bonds, Series 2009
5.500% due 09/01/2029	1,000	1,107
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	587

		52,846

UTAH 2.4%
Salt Lake County, Utah Revenue Bonds, (AMBAC Insured), Series 2001
5.125% due 02/15/2033	7,000	8,400

VIRGINIA 0.9%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,131
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,926	2,013

		3,144

WASHINGTON 4.4%
Tender Option Bond Trust Receipts/Certificates, Washington General Obligation Bonds, Series 2009
12.960% due 02/01/2034 (f)	6,670	8,799
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	700	812
Washington Health Care Facilities Authority Revenue Bonds, Series 2007
6.125% due 08/15/2037	2,000	2,101

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	$250	$292
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	3,600	3,625
Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	130	131

		15,760

WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	955	867

WISCONSIN 0.2%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	500	575

Total Municipal Bonds & Notes (Cost $464,163)		542,779

SHORT-TERM INSTRUMENTS 3.1%

REPURCHASE AGREEMENTS (g) 2.6%
		9,300

SHORT-TERM NOTES 0.5%
Federal Home Loan Bank
0.294% due 07/06/2016 (b)(c)	1,600	1,600
0.314% due 07/14/2016 (b)(c)	200	200

		1,800

Total Short-Term Instruments (Cost $11,100)		11,100

Total Investments in Securities (Cost $475,263)		553,879

Total Investments 155.8% (Cost $475,263)		$553,879

Preferred Shares (53.4)%		(190,000)

Other Assets and Liabilities, net (2.4)%		(8,403)

Net Assets Applicable to Common Shareholders 100.0%		$355,476

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Security becomes interest bearing at a future date.
(e)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(b) in the Notes to Financial Statements for more information.
(f)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2016	33

Schedule of Investments PIMCO Municipal Income Fund (Cont.)

June 30, 2016 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	0.800%	06/30/2016	07/01/2016	$9,300	U.S. Treasury Bonds 3.125% due 02/15/2043	$(9,501)	$9,300	$9,300

Total Repurchase Agreements						$(9,501)	$9,300	$9,300

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2016:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
DEU	$9,300	$0	$0	$9,300	$(9,501)	$(201)

Total Borrowings and Other Financing Transactions	$9,300	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 6, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$19,530	$0	$19,530
Alaska	0	3,936	0	3,936
Arizona	0	12,970	0	12,970
Arkansas	0	2,784	0	2,784
California	0	84,971	0	84,971
Colorado	0	3,403	0	3,403
Connecticut	0	8,435	0	8,435
District of Columbia	0	2,833	0	2,833
Florida	0	10,273	0	10,273
Georgia	0	12,860	0	12,860
Illinois	0	32,267	0	32,267
Indiana	0	6,386	0	6,386
Iowa	0	13,802	0	13,802
Kansas	0	1,338	0	1,338
Kentucky	0	1,148	0	1,148
Louisiana	0	5,834	0	5,834
Maryland	0	4,919	0	4,919
Massachusetts	0	2,943	0	2,943
Michigan	0	3,256	0	3,256
Minnesota	0	2,233	0	2,233

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Missouri	$0	$1,266	$0	$1,266
New Jersey	0	53,926	0	53,926
New Mexico	0	8,207	0	8,207
New York	0	72,919	0	72,919
Ohio	0	29,779	0	29,779
Oregon	0	2,969	0	2,969
Pennsylvania	0	27,579	0	27,579
Rhode Island	0	1,064	0	1,064
South Carolina	0	14,889	0	14,889
Tennessee	0	12,468	0	12,468
Texas	0	52,846	0	52,846
Utah	0	8,400	0	8,400
Virginia	0	3,144	0	3,144
Washington	0	15,760	0	15,760
West Virginia	0	867	0	867
Wisconsin	0	575	0	575
Short-Term Instruments
Repurchase Agreements	0	9,300	0	9,300
Short-Term Notes	0	1,800	0	1,800

Total Investments	$0	$553,879	$0	$553,879

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Income Fund II

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 147.8%

MUNICIPAL BONDS & NOTES 147.0%

ALABAMA 5.9%
Alabama Docks Department State Revenue Bonds, Series 2010
6.000% due 10/01/2040	$2,000	$2,397
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	18,500	14,461
6.500% due 10/01/2053	21,000	26,294
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	3,000	4,177

		47,329

ARIZONA 12.7%
Arizona Health Facilities Authority Revenue Bonds, Series 2008
5.000% due 01/01/2035	3,500	3,708
5.500% due 01/01/2038	2,860	3,062
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2008
5.000% due 09/01/2039	29,700	31,385
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2010
5.250% due 10/01/2040	1,500	1,664
Pinal County, Arizona Electric District No. 3 Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	2,031
5.250% due 07/01/2041	3,700	4,268
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (d)	10,000	10,956
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	15,743
5.000% due 12/01/2037	22,400	29,145

		101,962

CALIFORNIA 18.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	1,430	1,539
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	6,000	6,888
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	5,000	5,902
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	2,000	2,400
California Health Facilities Financing Authority Revenue Bonds, (IBC/NPFGC Insured), Series 2007
5.000% due 11/15/2042	6,300	6,402
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,500	1,696
9.019% due 11/15/2036 (e)	5,000	6,647
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	3,000	3,650
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	2,635	3,320
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	2,925	3,093
5.000% due 06/01/2037	1,590	1,654
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	5,200	5,669
5.250% due 03/01/2038	2,500	2,683

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	$9,500	$10,823
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	5,945	6,991
5.500% due 03/01/2040	5,750	6,671
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	4,890	5,760
6.750% due 02/01/2038	17,415	20,580
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	1,345	1,397
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	1,000	1,144
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,178
6.000% due 08/15/2042	5,690	6,923
6.500% due 11/01/2021	580	646
Hayward Unified School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2033	2,000	2,006
Indian Wells Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,500	1,508
Los Angeles Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2032	2,000	2,095
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2039	4,000	4,157
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,750	2,675
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	2,000	2,180
Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	3,000	3,762
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	500	565
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	2,000	2,159
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	3,300	3,837
Santa Clara County, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.750% due 02/01/2041	2,000	2,112
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	4,725	5,267

		145,979

COLORADO 2.1%
Aurora, Colorado Revenue Bonds, Series 2010
5.000% due 12/01/2040	5,800	6,409
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	6,045	6,676
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	1,000	1,105
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,430	2,144

		16,334

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONNECTICUT 0.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	$1,000	$1,125
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,450

		2,575

FLORIDA 5.7%
Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2009
7.000% due 04/01/2039	1,000	1,170
Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	600	680
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2042	8,000	9,298
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (d)	8,500	9,362
Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	1,000	1,136
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	255	284
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (d)	7,900	8,556
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2008
5.625% due 11/15/2037	3,000	3,435
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	10,000	11,333
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	500	505

		45,759

GEORGIA 4.0%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2010
5.000% due 01/01/2040	1,500	1,679
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2044	3,895	4,572
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	2,775	2,826
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	19,680	23,165

		32,242

ILLINOIS 11.3%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	10,300
5.500% due 01/01/2042	1,250	1,275
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	15,100	15,635
5.500% due 01/01/2034	5,200	5,363
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AGC Insured), Series 2008
5.000% due 01/01/2038	1,250	1,309
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2029	2,000	2,217
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	2,108	2,113
6.750% due 12/01/2032	5,388	5,399

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2016	35

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	$2,570	$2,747
7.000% due 01/01/2028	2,900	3,094
Illinois Finance Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	2,500	2,598
6.000% due 03/01/2037 ^	250	62
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (d)	5,000	5,477
7.125% due 11/15/2037	700	826
Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 05/01/2028	2,000	2,278
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	26,225	26,297
Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2033	3,000	3,695

		90,685

INDIANA 2.4%
Indiana Municipal Power Agency Revenue Bonds, Series 2016
5.000% due 01/01/2042	13,330	16,312
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.800% due 09/01/2047	990	1,017
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,720	2,007

		19,336

IOWA 4.2%
Iowa Finance Authority Revenue Bonds, Series 2007
6.750% due 11/15/2042	4,500	4,871
Iowa Finance Authority Revenue Bonds, Series 2013
5.250% due 12/01/2025	6,000	6,536
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	144	2
2.700% due 11/15/2046 ^	769	670
Iowa Finance Authority Revenue Notes, Series 2013
5.000% due 12/01/2019	5,785	6,025
5.500% due 12/01/2022	5,000	5,194
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	10,350	10,409

		33,707

KANSAS 0.2%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	575
Manhattan, Kansas Revenue Bonds, Series 2007
5.000% due 05/15/2036	850	855

		1,430

KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,148

LOUISIANA 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	887
6.000% due 10/01/2044	1,000	1,185
6.500% due 11/01/2035	450	541

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Louisiana Public Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/15/2047	$3,300	$3,429
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,519

		8,561

MARYLAND 1.9%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	4,050	4,369
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	1,400	1,672
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 08/15/2041	2,380	2,739
Maryland Stadium Authority Revenue Bonds, Series 2016
5.000% due 05/01/2030	3,000	3,827
5.000% due 05/01/2046	2,000	2,466

		15,073

MASSACHUSETTS 0.6%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	1,000	1,121
7.625% due 10/15/2037	555	629
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	2,900	3,290

		5,040

MICHIGAN 0.6%
Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,000	1,072
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	800	561
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	3,000	3,485

		5,118

MINNESOTA 0.4%
North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	2,640	2,745
St Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	400	459

		3,204

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999
5.000% due 07/01/2024	40	43

MISSOURI 1.5%
Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	340	345
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 11/15/2044	10,000	11,554

		11,899

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	$2,000	$2,254

NEW JERSEY 8.0%
Burlington County, New Jersey Bridge Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	950	1,001
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 05/15/2028 ^	525	309
New Jersey Economic Development Authority Revenue Bonds, Series 2010
5.875% due 06/01/2042	2,000	2,240
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 10/01/2021	4,000	4,437
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,500	1,605
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,814
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	4,000	4,785
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,214
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.250% due 06/15/2041	750	858
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	14,255	14,085
5.000% due 06/01/2041	31,475	30,772

		64,120

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	2,000	2,275

NEW YORK 19.8%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	33,500	37,844
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,880	4,553
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
5.250% due 11/15/2029	5,500	7,095
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^	298	37
6.700% due 01/01/2049	825	825
New York City, New York Water & Sewer System Revenue Bonds, Series 2007
4.750% due 06/15/2035 (d)	4,000	4,140
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	2,000	2,236
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (d)	11,505	15,510
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,133
5.625% due 07/15/2047	2,500	2,889
6.375% due 07/15/2049	1,250	1,416

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	$10,000	$11,920
5.750% due 11/15/2051	54,000	64,542
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	2,321
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,750	2,035

		158,496

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	550	554

NORTH DAKOTA 0.5%
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	3,710	3,849

OHIO 10.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	6,000	5,887
5.875% due 06/01/2047	23,100	22,920
6.500% due 06/01/2047	29,400	30,173
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2030	3,900	4,494
Ohio State Revenue Bonds, Series 2009
5.500% due 01/01/2039	3,000	3,354
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	10,000	11,760
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	2,500	2,597

		81,185

OREGON 0.3%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2009
5.500% due 07/15/2035	1,000	1,131
Oregon Department of Administrative Services State Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	1,155	1,299

		2,430

PENNSYLVANIA 9.7%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	7,500	8,628
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	3,190	2,880
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	1,000	1,079
6.000% due 07/01/2035	670	728
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	500	568
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, (FHA Insured), Series 2010
5.375% due 08/01/2038	8,465	9,972

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	$400	$445
6.000% due 07/01/2043	850	935
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	10,000	11,873
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	4,000	4,807
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2015
5.000% due 04/01/2045	5,500	6,573
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,125
5.625% due 07/01/2042	7,000	7,797
Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2008
5.250% due 12/15/2032	17,000	18,686
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	547
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2010
5.125% due 07/01/2030	1,000	1,138

		77,781

RHODE ISLAND 2.9%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	21,450	22,811

SOUTH CAROLINA 1.6%
Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,124
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.500% due 12/01/2053	10,000	11,993

		13,117

TENNESSEE 1.8%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,750	1,954
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,137
Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2006
5.250% due 09/01/2036	500	504
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,613
5.000% due 02/01/2027	6,000	7,487

		14,695

TEXAS 15.2%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	2,500	2,788
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	21,000	24,485
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
5.250% due 10/01/2029	3,750	4,270
5.500% due 10/01/2039	12,700	14,476
HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	700	721

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	$10,300	$11,327
5.500% due 12/15/2038	10,300	11,363
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	5,000	5,364
5.750% due 01/01/2033	1,200	1,291
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	5,750	6,487
5.500% due 09/01/2041	1,300	1,554
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	298
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	3,000	3,383
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	19,380	25,111
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	975	1,043
Texas State General Obligation Bonds, Series 2010
8.505% due 04/01/2037 (e)	4,880	5,473
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.875% due 12/01/2036	1,000	1,056
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,174

		121,664

VIRGINIA 0.3%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,131
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	412	30
6.000% due 06/01/2043	1,273	1,226

		2,387

WASHINGTON 2.0%
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	1,300	1,507
Washington Health Care Facilities Authority Revenue Bonds, Series 2007
6.125% due 08/15/2037	13,000	13,655
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	1,000	1,169

		16,331

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
5.375% due 12/01/2038	2,000	2,246
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	1,910	1,735

		3,981

WISCONSIN 0.2%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	1,000	1,150

Total Municipal Bonds & Notes (Cost $1,022,648)		1,176,504

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2016	37

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.8%

SHORT-TERM NOTES 0.8%
Federal Home Loan Bank
0.304% due 08/03/2016 (a)(b)	$1,200	$1,200
0.325% due 08/10/2016 (a)(b)	2,700	2,699
0.335% due 07/21/2016 (a)(b)	2,900	2,900

		6,799

Total Short-Term Instruments (Cost $6,798)		6,799

Total Investments in Securities (Cost $1,029,446)		1,183,303

Total Investments 147.8% (Cost $1,029,446)		$1,183,303

Preferred Shares (45.9)%		(367,000)

Other Assets and Liabilities, net (1.9)%		(15,913)

Net Assets Applicable to Common Shareholders 100.0%		$800,390

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Security becomes interest bearing at a future date.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(b) in the Notes to Financial Statements for more information.
(e)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2016.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$47,329	$0	$47,329
Arizona	0	101,962	0	101,962
California	0	145,979	0	145,979
Colorado	0	16,334	0	16,334
Connecticut	0	2,575	0	2,575
Florida	0	45,759	0	45,759
Georgia	0	32,242	0	32,242
Illinois	0	90,685	0	90,685
Indiana	0	19,336	0	19,336
Iowa	0	33,707	0	33,707
Kansas	0	1,430	0	1,430
Kentucky	0	1,148	0	1,148
Louisiana	0	8,561	0	8,561
Maryland	0	15,073	0	15,073
Massachusetts	0	5,040	0	5,040
Michigan	0	5,118	0	5,118
Minnesota	0	3,204	0	3,204
Mississippi	0	43	0	43
Missouri	0	11,899	0	11,899

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
New Hampshire	$0	$2,254	$0	$2,254
New Jersey	0	64,120	0	64,120
New Mexico	0	2,275	0	2,275
New York	0	158,496	0	158,496
North Carolina	0	554	0	554
North Dakota	0	3,849	0	3,849
Ohio	0	81,185	0	81,185
Oregon	0	2,430	0	2,430
Pennsylvania	0	77,781	0	77,781
Rhode Island	0	22,811	0	22,811
South Carolina	0	13,117	0	13,117
Tennessee	0	14,695	0	14,695
Texas	0	121,664	0	121,664
Virginia	0	2,387	0	2,387
Washington	0	16,331	0	16,331
West Virginia	0	3,981	0	3,981
Wisconsin	0	1,150	0	1,150
Short-Term Instruments
Short-Term Notes	0	6,799	0	6,799

Total Investments	$0	$1,183,303	$0	$1,183,303

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Income Fund III

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 154.5%

MUNICIPAL BONDS & NOTES 153.4%

ALABAMA 15.8%
Alabama Docks Department State Revenue Bonds, Series 2010
6.000% due 10/01/2040	$1,000	$1,198
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	500	574
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	48,000	37,521
6.500% due 10/01/2053	15,000	18,781
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	2,000	2,785

		60,859

ARIZONA 12.1%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	2,250	2,260
Arizona Health Facilities Authority Revenue Bonds, Series 2008
5.000% due 01/01/2035	1,250	1,324
5.500% due 01/01/2038	900	964
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2008
5.000% due 09/01/2039 (d)	13,000	13,738
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	832
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (d)	5,000	5,478
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	11,600	15,093
Tender Option Bond Trust Receipts/Certificates, Arizona Revenue Bonds, Series 2010
8.890% due 09/01/2039 (e)	6,500	7,225

		46,914

CALIFORNIA 25.3%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	500	538
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,500	1,722
5.000% due 10/01/2042	3,260	3,686
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	12,000	14,042
California Health Facilities Financing Authority Revenue Bonds, (IBC/NPFGC Insured), Series 2007
5.000% due 11/15/2042	600	610
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,500	2,875
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,825
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	2,015	2,392
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,325	1,669
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	5,000	5,204
5.000% due 12/01/2037	5,300	5,615

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, Series 2008
5.250% due 03/01/2038	$1,350	$1,449
California State General Obligation Bonds, Series 2009
5.750% due 04/01/2031	2,500	2,835
6.000% due 04/01/2038	5,000	5,696
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,300	1,529
5.500% due 03/01/2040	3,200	3,713
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,580	3,039
6.750% due 02/01/2038	9,200	10,872
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	880	914
California Statewide Communities Development Authority Revenue Bonds, Series 2010
6.250% due 10/01/2039	1,000	1,155
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	3,000	3,534
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	3,600	3,601
5.750% due 06/01/2047	1,120	1,145
Indian Wells Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	3,350	3,368
Los Angeles Community College District, California General Obligation Bonds, Series 2009
12.984% due 08/01/2033 (e)	1,675	2,118
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,000	3,057
Palomar Health, California Certificates of Participation Bonds, Series 2009
6.750% due 11/01/2039	1,250	1,388
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,860
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	6,200	6,200

		97,651

COLORADO 0.9%
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	2,000	2,209
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	749
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	500	583

		3,541

CONNECTICUT 0.4%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,450

DISTRICT OF COLUMBIA 2.9%
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039 (d)	10,000	11,070

		11,070

FLORIDA 5.2%
Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	500	567

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (d)	$4,500	$4,956
Cape Coral, Florida Water & Sewer Revenue Bonds, (AGM Insured), Series 2011
5.000% due 10/01/2041	3,000	3,460
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	260	290
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (d)	4,200	4,549
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010
9.019% due 10/01/2039 (e)	5,000	6,439

		20,261

GEORGIA 3.6%
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	1,750	1,762
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	400	407
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	10,000	11,702

		13,871

HAWAII 0.4%
Hawaii Pacific Health Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,500	1,698

ILLINOIS 7.3%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	2,400	2,472
5.500% due 01/01/2042	1,000	1,021
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	7,200	7,455
5.500% due 01/01/2034	2,500	2,579
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2027	1,750	1,977
Illinois Finance Authority Revenue Bonds, Series 2007
5.875% due 03/01/2027 ^	1,000	250
6.000% due 03/01/2037 ^	625	156
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (d)	5,000	5,477
7.125% due 11/15/2037	400	472
Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 08/15/2038	1,000	1,115
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	5,000	5,361

		28,335

INDIANA 3.8%
Indiana Municipal Power Agency Revenue Bonds, Series 2016
5.000% due 01/01/2042	8,000	9,789
Portage, Indiana Tax Allocation Bonds, Series 2006
5.000% due 07/15/2023	1,000	1,001
5.000% due 01/15/2027	775	776
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	2,535	2,959

		14,525

IOWA 1.8%
Iowa Finance Authority Revenue Bonds, Series 2013
5.250% due 12/01/2025	3,000	3,268

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2016	39

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	$76	$1
2.700% due 11/15/2046 ^	403	351
Iowa Finance Authority Revenue Notes, Series 2013
5.000% due 12/01/2019	3,240	3,375

		6,995

KENTUCKY 0.6%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	2,000	2,296

LOUISIANA 2.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	1,500	1,774
6.000% due 10/01/2044	1,000	1,184
6.500% due 11/01/2035	400	481
Louisiana Public Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/15/2047	1,700	1,767
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,519

		7,725

MARYLAND 1.0%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,000	1,117
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	700	836
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041	1,000	1,205
Maryland Stadium Authority Revenue Bonds, Series 2016
5.000% due 05/01/2046	500	617

		3,775

MASSACHUSETTS 2.0%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037	285	323
Massachusetts Development Finance Agency Revenue Bonds, Series 2011
0.000% due 11/15/2056 (a)	140	1
6.250% due 11/15/2039	529	544
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.125% due 06/01/2043	4,910	4,916
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	1,600	1,815

		7,599

MICHIGAN 0.9%
Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,500	1,608
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	1,500	1,743

		3,351

MISSOURI 0.2%
Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	235	229

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	$500	$528

		757

NEW HAMPSHIRE 0.6%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,254

NEW JERSEY 6.2%
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
6.500% due 04/01/2028	4,500	5,733
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,000	1,070
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,392
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.250% due 06/15/2041	500	572
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,600	1,581
5.000% due 06/01/2041	12,745	12,460

		23,808

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,138

NEW YORK 15.6%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	9,800	11,345
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,985
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,520
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^	311	39
6.700% due 01/01/2049	863	862
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	10,450	12,120
New York City, New York Water & Sewer System Revenue Bonds, Series 2007
4.750% due 06/15/2035 (d)	4,000	4,140
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,700	2,364
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,576
5.000% due 11/15/2044	11,000	12,760
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	3,000	3,481

		60,192

NORTH CAROLINA 1.8%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	6,000	7,017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 11.7%
Allen County, Ohio Revenue Bonds, Series 2010
5.000% due 06/01/2038	$500	$559
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	1,000	981
5.875% due 06/01/2047	4,800	4,763
6.500% due 06/01/2047	30,350	31,148
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,500	1,691
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,880

		45,022

PENNSYLVANIA 7.3%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2009
5.625% due 08/15/2039	1,000	1,133
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	6,600	7,592
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	1,225	1,106
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	1,000	1,079
6.000% due 07/01/2035	670	728
Dauphin County, Pennsylvania General Authority Revenue Bonds, Series 2009
6.000% due 06/01/2036	1,000	1,148
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	100	114
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	3,000	3,334
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	5,000	5,937
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	3,000	3,606
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	1,645	1,832
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	547

		28,156

SOUTH CAROLINA 6.7%
Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,124
South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	800	912
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,926
5.500% due 12/01/2053	15,000	17,990

		25,952

TENNESSEE 0.7%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,250	1,396

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	$1,000	$1,137

		2,533

TEXAS 13.6%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,300	1,450
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,500	5,247
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	5,500	6,048
5.500% due 12/15/2038	5,500	6,067
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	10,800	11,588
5.750% due 01/01/2033	700	753
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	3,000	3,384
5.500% due 09/01/2041	600	717
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	3,000	3,383
Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, Series 2009
8.990% due 08/01/2039 (e)	0	761
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2026	150	188
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	9,600	12,439

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	$500	$587

		52,612

VIRGINIA 0.4%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,131
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	201	15
6.000% due 06/01/2043	621	598

		1,744

WASHINGTON 0.5%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	1,000	1,169
Washington Health Care Facilities Authority Revenue Bonds, Series 2010
5.500% due 12/01/2039	500	598

		1,767

WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	955	867

WISCONSIN 1.6%
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013
5.000% due 04/01/2038	3,500	4,087

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	$1,000	$1,150
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.625% due 04/15/2039	1,000	1,148

		6,385

Total Municipal Bonds & Notes (Cost $502,900)		592,120

SHORT-TERM INSTRUMENTS 1.1%

SHORT-TERM NOTES 1.1%
Federal Home Loan Bank
0.294% due 07/06/2016 (a)(b)	400	400
0.314% due 08/04/2016 (a)(b)	1,100	1,099
0.325% due 08/10/2016 (a)(b)	700	700
0.335% due 07/21/2016 (a)(b)	2,000	2,000
0.345% due 07/29/2016 (a)(b)	100	100

		4,299

Total Short-Term Instruments (Cost $4,299)		4,299

Total Investments in Securities (Cost $507,199)		596,419

Total Investments 154.5% (Cost $507,199)		$596,419

Preferred Shares (48.9)%		(189,000)

Other Assets and Liabilities, net (5.6)%		(21,305)

Net Assets Applicable to Common Shareholders 100.0%		$386,114

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Security becomes interest bearing at a future date.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(b) in the Notes to Financial Statements for more information.
(e)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2016.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2016	41

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)

June 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$60,859	$0	$60,859
Arizona	0	46,914	0	46,914
California	0	97,651	0	97,651
Colorado	0	3,541	0	3,541
Connecticut	0	1,450	0	1,450
District of Columbia	0	11,070	0	11,070
Florida	0	20,261	0	20,261
Georgia	0	13,871	0	13,871
Hawaii	0	1,698	0	1,698
Illinois	0	28,335	0	28,335
Indiana	0	14,525	0	14,525
Iowa	0	6,995	0	6,995
Kentucky	0	2,296	0	2,296
Louisiana	0	7,725	0	7,725
Maryland	0	3,775	0	3,775
Massachusetts	0	7,599	0	7,599
Michigan	0	3,351	0	3,351

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Missouri	$0	$757	$0	$757
New Hampshire	0	2,254	0	2,254
New Jersey	0	23,808	0	23,808
New Mexico	0	1,138	0	1,138
New York	0	60,192	0	60,192
North Carolina	0	7,017	0	7,017
Ohio	0	45,022	0	45,022
Pennsylvania	0	28,156	0	28,156
South Carolina	0	25,952	0	25,952
Tennessee	0	2,533	0	2,533
Texas	0	52,612	0	52,612
Virginia	0	1,744	0	1,744
Washington	0	1,767	0	1,767
West Virginia	0	867	0	867
Wisconsin	0	6,385	0	6,385
Short-Term Instruments
Short-Term Notes	0	4,299	0	4,299

Total Investments	$0	$596,419	$0	$596,419

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Municipal Income Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 161.1%

MUNICIPAL BONDS & NOTES 161.1%

CALIFORNIA 158.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	$10,000	$10,762
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	4,000	4,002
6.125% due 06/01/2038	1,000	1,000
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
5.600% due 06/01/2036	1,500	1,537
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 01/01/2039 (a)	10,200	11,306
5.000% due 10/01/2039 (a)	10,000	10,901
California Health Facilities Financing Authority Revenue Bonds, (IBC/NPFGC Insured), Series 2007
5.000% due 11/15/2042	1,600	1,626
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,050	6,085
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	2,000	2,285
6.000% due 07/01/2039	4,000	4,600
6.500% due 11/01/2038	1,000	1,184
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,450	1,640
9.019% due 11/15/2036 (b)	1,000	1,329
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,200
6.000% due 08/15/2042	2,800	3,407
11.002% due 11/15/2042 (b)	6,000	6,199
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	11,000	12,825
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	3,675	4,362
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	1,300	1,592
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	11,664
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	2,900	3,126
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	955	1,203
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.100% due 06/01/2040	2,000	2,250
5.250% due 08/01/2040	1,250	1,409
California State General Obligation Bonds, Series 2006
5.000% due 09/01/2035	5,885	5,926
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	100	104
5.000% due 12/01/2037	3,000	3,178
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	2,000	2,279
6.000% due 11/01/2039	2,000	2,336
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	2,400	2,822
5.500% due 03/01/2040	1,500	1,740
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	8,519

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, Series 2015
5.000% due 09/01/2032	$1,300	$1,640
California State General Obligation Bonds, Series 2016
4.000% due 12/01/2030	1,000	1,135
5.000% due 09/01/2045	1,000	1,263
California State Public Works Board Revenue Bonds, Series 2009
5.000% due 04/01/2034	2,000	2,237
5.750% due 10/01/2030	2,000	2,298
6.000% due 11/01/2034	2,000	2,349
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	1,500	1,788
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	14,000	17,260
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999
5.375% due 04/01/2030	2,150	2,157
California Statewide Communities Development Authority Revenue Bonds, (FGIC Insured), Series 2007
5.750% due 07/01/2047	3,200	3,525
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	1,870	2,203
6.750% due 02/01/2038	6,875	8,124
California Statewide Communities Development Authority Revenue Bonds, (NPFGC Insured), Series 2000
5.125% due 07/01/2024	100	109
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	900	960
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.500% due 07/01/2031	845	888
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	10,000	11,440
6.250% due 10/01/2039	1,000	1,155
7.500% due 06/01/2042	980	1,072
California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	2,000	2,434
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,500	13,504
5.125% due 05/15/2031	4,000	4,708
5.375% due 05/15/2038	4,500	5,238
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2036	1,400	1,619
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	3,000	3,066
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	5,000	5,688
Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.850% due 08/01/2033	350	350
Desert Community College District, California General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 08/01/2037	5,000	5,237
Desert Community College District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2037	1,250	1,565
Eastern Municipal Water District, California Certificates of Participation Bonds, Series 2008
5.000% due 07/01/2035	6,300	6,766
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2034	14,425	14,878
Folsom Redevelopment Agency, California Tax Allocation Bonds, Series 2009
5.500% due 08/01/2036	1,000	1,125

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	$2,500	$2,519
5.125% due 06/01/2047	8,300	8,304
5.750% due 06/01/2047	24,325	24,876
Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	6,000	7,133
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	1,000	1,135
Kaweah Delta Health Care District, California Revenue Bonds, Series 2015
4.000% due 06/01/2045	2,000	2,185
Kern County, California Certificates of Participation Bonds, (AGC Insured), Series 2009
5.750% due 08/01/2035	10,590	11,757
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	500	583
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,290
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	5,000	5,596
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.375% due 07/01/2034 (a)	3,000	3,325
5.375% due 07/01/2038 (a)	7,000	7,737
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	4,100	4,898
5.000% due 07/01/2043	5,000	5,954
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	3,650	4,439
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2029 (a)	10,000	11,205
5.000% due 01/01/2034 (a)	8,500	9,485
5.300% due 01/01/2034	250	281
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	18,845	28,803
Malibu, California Certificates of Participation Bonds, Series 2009
5.000% due 07/01/2039	700	772
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	1,250	1,413
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	2,000	2,391
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,352
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	6,250	6,748
San Diego Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2016
5.000% due 09/01/2029	250	315
San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	3,285	3,679
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	650	722
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,834
San Jose, California Special Assessment Bonds, Series 2001
5.600% due 09/02/2017	230	234

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2016	43

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2031	$2,315	$2,889
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,200	1,395
Santa Clara County, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.750% due 02/01/2041	3,500	3,696
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,300	1,555
Stockton Unified School District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2031	4,000	4,973
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	800	800
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	6,300	7,023
Turlock, California Certificates of Participation Bonds, Series 2007
5.500% due 10/15/2037	2,000	2,121
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,993

		452,589

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 2.3%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	$2,000	$2,041
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	4,400	4,540

		6,581

Total Municipal Bonds & Notes (Cost $398,081)		459,170

Total Investments in Securities (Cost $398,081)		459,170

Total Investments 161.1% (Cost $398,081)		$459,170

Preferred Shares (52.6)%		(150,000)

Other Assets and Liabilities, net (8.5)%		(24,113)

Net Assets Applicable to Common Shareholders 100.0%		$285,057

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(b) in the Notes to Financial Statements for more information.
(b)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2016.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$452,589	$0	$452,589
Illinois	0	6,581	0	6,581

Total Investments	$0	$459,170	$0	$459,170

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Municipal Income Fund II

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 162.1%

MUNICIPAL BONDS & NOTES 161.7%

CALIFORNIA 156.8%
Alhambra, California Revenue Bonds, Series 2010
7.625% due 01/01/2040	$2,000	$2,281
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,599
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2043	1,800	1,822
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
5.600% due 06/01/2036	1,500	1,537
California Health Facilities Financing Authority Revenue Bonds, (IBC/NPFGC Insured), Series 2007
5.000% due 11/15/2042	4,220	4,288
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,400	6,507
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	250	286
6.000% due 07/01/2039	3,000	3,450
6.500% due 11/01/2038	500	592
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,200
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	1,000	1,122
5.000% due 11/15/2040	4,000	4,613
5.000% due 08/15/2051	8,755	10,209
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	5,000	6,122
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
5.250% due 02/01/2038	175	188
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	11,664
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,035	1,304
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.250% due 08/01/2040	1,500	1,691
California State General Obligation Bonds, Series 2006
5.000% due 09/01/2031	2,500	2,517
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	10,000	11,393
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	8,519
California State General Obligation Bonds, Series 2016
4.000% due 12/01/2030	2,000	2,271
5.000% due 09/01/2045	1,000	1,263
California State Public Works Board Revenue Bonds, Series 2008
5.000% due 03/01/2033	7,915	8,483
California State Public Works Board Revenue Bonds, Series 2009
5.750% due 10/01/2030	3,000	3,447
6.000% due 11/01/2034	2,000	2,349
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	2,000	2,384
California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,948
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	7,000	8,630

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State University Revenue Bonds, Series 2016
5.000% due 11/01/2041	$11,435	$14,351
California Statewide Communities Development Authority Revenue Bonds, (FGIC Insured), Series 2007
5.750% due 07/01/2047	3,700	4,076
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,135	2,515
6.750% due 02/01/2038	7,860	9,288
California Statewide Communities Development Authority Revenue Bonds, Series 2006
5.000% due 11/01/2029	500	502
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	250	252
5.250% due 07/01/2042	1,250	1,257
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.250% due 11/15/2048	5,490	5,957
5.500% due 07/01/2031	3,040	3,194
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.000% due 07/01/2040	3,760	4,475
7.500% due 06/01/2042	980	1,072
California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	5,600	6,814
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	9,705	11,396
5.375% due 05/15/2038	4,500	5,238
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2036	1,500	1,734
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	2,000	2,044
Chabot-Las Positas Community College District, California General Obligation Bonds, (AMBAC Insured), Series 2006
0.000% due 08/01/2036 (b)	17,305	6,353
0.000% due 08/01/2037 (b)	5,000	1,742
0.000% due 08/01/2043 (b)	15,000	3,858
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,138
Coronado Community Development Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2005
4.875% due 09/01/2035	8,435	8,457
Desert Community College District, California General Obligation Bonds, (AGM Insured), Series 2007
0.000% due 08/01/2046 (b)	25,000	5,094
Desert Community College District, California General Obligation Bonds, (AGM Insured), Series 2009
8.919% due 08/01/2032 (e)	6,035	6,599
Desert Community College District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2037	1,000	1,252
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,588
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	8,500	8,504
5.750% due 06/01/2047	34,715	35,502
Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	3,000	3,567
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	4,500	5,106
Irvine Unified School District, California Special Tax Bonds, Series 2010
6.700% due 09/01/2035	515	604

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Putters/Drivers Trust, California Revenue Bonds, Series 2009
5.000% due 07/01/2037 (d)	$5,000	$5,207
JPMorgan Chase Putters/Drivers Trust, California Revenue Notes, Series 2009
5.000% due 04/01/2039 (d)	20,000	21,525
Kaweah Delta Health Care District, California Revenue Bonds, Series 2015
4.000% due 06/01/2045	1,275	1,393
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	1,000	1,167
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2037	7,500	10,267
Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.250% due 08/01/2019 (d)	9,395	10,707
5.250% due 08/01/2033 (d)	605	682
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	500	560
Los Angeles Community College District, California General Obligation Bonds, Series 2009
12.984% due 08/01/2033 (e)	4,000	5,057
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	3,000	3,648
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 01/01/2034	11,000	12,274
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	16,445	25,134
7.000% due 11/01/2034	1,000	1,544
Manteca Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2004
5.000% due 10/01/2036	10,000	10,010
Northern California Transmission Agency Revenue Bonds, Series 2016
5.000% due 05/01/2031	1,250	1,598
5.000% due 05/01/2039	1,500	1,868
Oakland Unified School District/Alameda County, California General Obligation Bonds, Series 2009
6.125% due 08/01/2029	5,000	5,601
Palomar Health, California Certificates of Participation Bonds, Series 2009
6.750% due 11/01/2039	4,750	5,274
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040 (b)	11,000	5,321
0.000% due 08/01/2046 (b)	16,000	6,081
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,352
San Diego Community College District, California General Obligation Bonds, Series 2009
9.526% due 08/01/2033 (e)	5,000	6,292
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2009
5.250% due 05/15/2039	1,000	1,131
San Diego Public Facilities Financing Authority Water, California Revenue Bonds, Series 2009
5.250% due 08/01/2038	4,000	4,381
San Diego Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2016
5.000% due 09/01/2028	250	316
San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	2,800	3,136
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	300	333
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2050	2,430	2,815

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2016	45

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	$1,000	$1,223
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2032	850	1,056
5.000% due 10/01/2033	1,125	1,392
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,300	1,512
Santa Cruz County, California Certificates of Participation Bonds, Series 2002
5.250% due 08/01/2032	1,260	1,264
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds (BAM Insured), Series 2016
4.000% due 09/01/2034 (a)	500	571
4.000% due 09/01/2035 (a)	900	1,024
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,500	1,794
Stockton Unified School District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2031	3,700	4,600
Sweetwater Union High School District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2036	1,000	1,241
Tender Option Bond Trust Receipts/Certificates, California Revenue Bonds, Series 2010
8.990% due 05/15/2040 (e)	7,500	9,735
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	3,100	3,456
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	1,700	1,989

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	$1,000	$1,146
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	3,000	3,591

		472,476

ILLINOIS 2.9%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,350	2,398
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	6,035	6,227

		8,625

NEW JERSEY 1.4%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,300	1,284
5.000% due 06/01/2041	3,000	2,933

		4,217

NEW YORK 0.6%
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,250	1,685

Total Municipal Bonds & Notes (Cost $411,208)		487,003

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.4%

SHORT-TERM NOTES 0.4%
Federal Home Loan Bank
0.309% due 08/03/2016 (b)(c)	$1,300	$1,300

Total Short-Term Instruments (Cost $1,300)		1,300

Total Investments in Securities (Cost $412,508)		488,303

Total Investments 162.1% (Cost $412,508)		$488,303

Preferred Shares (54.1)%		(163,000)

Other Assets and Liabilities, net (8.0)%		(24,106)

Net Assets Applicable to Common Shareholders 100.0%		$301,197

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(b) in the Notes to Financial Statements for more information.
(e)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2016.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$472,476	$0	$472,476
Illinois	0	8,625	0	8,625
New Jersey	0	4,217	0	4,217
New York	0	1,685	0	1,685
Short-Term Instruments
Short-Term Notes	0	1,300	0	1,300

Total Investments	$0	$488,303	$0	$488,303

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Municipal Income Fund III

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 162.4%

MUNICIPAL BONDS & NOTES 162.4%

CALIFORNIA 155.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	$1,250	$1,345
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	8,000	9,443
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2035	8,100	8,104
6.000% due 06/01/2042	7,000	7,003
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
5.600% due 06/01/2036	2,000	2,049
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 01/01/2039 (d)	9,800	10,862
5.000% due 10/01/2039 (d)	10,000	10,901
California Health Facilities Financing Authority Revenue Bonds, (IBC/NPFGC Insured), Series 2007
5.000% due 11/15/2042	500	508
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.000% due 08/15/2038	5,000	5,441
5.250% due 11/15/2040	4,550	5,483
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	4,000	4,569
6.000% due 07/01/2039	4,000	4,600
6.500% due 11/01/2038	500	592
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,300	1,470
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,200
6.000% due 08/15/2042	1,200	1,460
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	8,305	9,684
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	3,000	3,673
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	11,664
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	800	1,008
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.250% due 08/01/2040	1,250	1,409
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	7,300	8,317
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	5,000	6,085
California State General Obligation Bonds, Series 2015
5.000% due 09/01/2032	9,400	11,855
California State Public Works Board Revenue Bonds, Series 2009
6.000% due 11/01/2034	2,000	2,349
California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,948
California State University Revenue Bonds, Series 2011
5.000% due 11/01/2042	9,200	10,809
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	12,750	15,719

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999
5.375% due 04/01/2030	$945	$948
California Statewide Communities Development Authority Revenue Bonds, (FGIC Insured), Series 2007
5.750% due 07/01/2047	3,100	3,415
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	1,780	2,097
6.750% due 02/01/2038	6,430	7,598
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,300	1,387
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.500% due 07/01/2031	2,030	2,134
California Statewide Communities Development Authority Revenue Bonds, Series 2010
6.250% due 10/01/2039	500	577
7.500% due 06/01/2042	980	1,072
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	11,000	12,959
6.000% due 08/15/2042	1,800	2,190
6.500% due 11/01/2021	335	373
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,220	13,175
5.375% due 05/15/2038	2,000	2,328
California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	2,500	2,937
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2036	1,100	1,272
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	2,000	2,275
Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	1,415	1,416
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,588
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	2,500	2,519
5.750% due 06/01/2047	15,165	15,509
Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	5,000	5,944
JPMorgan Chase Putters/Drivers Trust, California Revenue Bonds, Series 2009
5.000% due 07/01/2037 (d)	5,000	5,207
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	500	583
Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.750% due 08/01/2033	5,000	5,772
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	2,120	2,373
Los Angeles Community College District, California General Obligation Bonds, Series 2009
12.984% due 08/01/2033 (e)	1,000	1,264
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.000% due 07/01/2039 (d)	10,000	10,900
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	2,000	2,389
5.000% due 07/01/2043	2,115	2,519

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	$3,000	$3,648
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 01/01/2034 (d)	10,000	11,158
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	10,825	16,544
7.000% due 11/01/2034	2,285	3,528
Malibu, California Certificates of Participation Bonds, Series 2009
5.000% due 07/01/2039	550	607
Manteca Financing Authority, California Revenue Bonds, Series 2009
5.750% due 12/01/2036	1,000	1,160
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	3,000	3,270
Oakland Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 09/01/2036	800	966
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	1,250	1,413
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	5,000	5,978
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,352
Rocklin Unified School District Community Facilities District, California Special Tax Bonds, (NPFGC Insured), Series 2004
5.000% due 09/01/2029	500	501
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2037	3,000	3,669
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,325	1,574
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	6,250	6,748
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2009
5.250% due 05/15/2039	4,000	4,523
San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	2,200	2,464
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	550	611
San Francisco, California City & County Redevelopment Agency Special Tax Bonds, Series 2013
5.000% due 08/01/2028	1,505	1,747
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2050	2,000	2,317
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,834
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2034	885	1,090
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,000	1,163
Santa Clara County, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.750% due 02/01/2041	500	528

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2016	47

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds (BAM Insured), Series 2016
4.000% due 09/01/2033 (a)	$470	$539
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,200	1,435
Stockton Unified School District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2031	2,000	2,487
Sweetwater Union High School District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2036	1,250	1,552
Torrance, California Revenue Bonds, Series 2001
5.500% due 06/01/2031	2,950	3,001
University of California Revenue Bonds, Series 2016
5.000% due 05/15/2036	1,000	1,263
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,992
Western Municipal Water District Facilities Authority, California Revenue Bonds, Series 2009
5.000% due 10/01/2039	2,000	2,273

		371,205

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 4.0%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	$3,000	$3,090
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	3,700	3,818
5.500% due 01/01/2033	2,500	2,582

		9,490

INDIANA 2.2%
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.750% due 09/01/2042	5,000	5,135

NEW JERSEY 0.4%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,000	988

Total Municipal Bonds & Notes (Cost $337,201)		386,818

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

SHORT-TERM NOTES 0.0%
Federal Home Loan Bank
0.335% due 07/21/2016 (b)(c)	$100	$100

Total Short-Term Instruments (Cost $100)		100

Total Investments in Securities (Cost $337,301)		386,918

Total Investments 162.4% (Cost $337,301)		$386,918

Preferred Shares (52.5)%		(125,000)

Other Assets and Liabilities, net (9.9)%		(23,723)

Net Assets Applicable to Common Shareholders 100.0%		$238,195

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(b) in the Notes to Financial Statements for more information.
(e)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2016.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$371,205	$0	$371,205
Illinois	0	9,490	0	9,490
Indiana	0	5,135	0	5,135
New Jersey	0	988	0	988
Short-Term Instruments
Short-Term Notes	0	100	0	100

Total Investments	$0	$386,918	$0	$386,918

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Income Fund

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 155.1%

MUNICIPAL BONDS & NOTES 154.0%

ILLINOIS 2.5%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	$885	$903
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	1,500	1,548

		2,451

NEW YORK 148.5%
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2033 (a)	1,000	1,225
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	3,000	3,389
5.750% due 02/15/2047	4,000	4,788
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	4,500	5,017
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2042	2,000	2,372
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2043	1,000	1,186
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^	433	54
6.700% due 01/01/2049	1,200	1,200
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,230	1,212
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,435
New York City, New York Health & Hospital Corp. Revenue Bonds, Series 2010
5.000% due 02/15/2030	3,500	3,950
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	900	1,008
7.000% due 03/01/2049	3,200	3,712
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.250% due 01/15/2039	5,000	5,515
New York City, New York Water & Sewer System Revenue Bonds, Series 2007
4.750% due 06/15/2035 (d)	5,000	5,175
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2040	2,500	2,794
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2045	2,500	3,058

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
5.000% due 06/01/2042	$2,200	$2,200
5.000% due 06/01/2045	2,000	2,000
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (d)	11,410	15,382
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,925	2,677
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	6,150	6,969
6.375% due 07/15/2049	1,500	1,699
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	2,000	2,384
5.750% due 11/15/2051	6,000	7,171
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,900	2,205
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2009
5.125% due 07/01/2039	1,000	1,130
New York State Dormitory Authority Revenue Bonds, Series 2008
4.500% due 07/01/2035	2,500	2,639
5.000% due 07/01/2038	1,500	1,626
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,107
5.125% due 07/01/2039	1,300	1,467
5.500% due 03/01/2039	1,800	2,006
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	571
5.500% due 07/01/2040	1,250	1,454
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,267
5.500% due 07/01/2036	1,000	1,190
6.000% due 07/01/2040	1,225	1,473
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	1,350	1,590
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 02/15/2029	1,000	1,218
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2037	2,000	2,334
5.000% due 01/01/2042	3,645	4,237
New York State Thruway Authority Revenue Bonds, Series 2016
4.000% due 01/01/2056	1,000	1,097
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.000% due 03/15/2036 (d)	1,800	1,991
Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	600	703

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	$1,000	$1,171
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2009
5.250% due 11/15/2034 (d)	3,000	3,311
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	3,000	3,434
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
4.625% due 09/01/2026	5,860	6,699
TSASC, Inc., New York Revenue Bonds, Series 2006
5.000% due 06/01/2026	4,000	4,004
5.000% due 06/01/2034	3,000	2,982
5.125% due 06/01/2042	2,705	2,672
Westchester County Healthcare Corp., New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	910	1,106
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	200	214
Yonkers Industrial Development Agency, New York Revenue Bonds, Series 2001
6.000% due 06/01/2041	400	450

		146,920

OHIO 3.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	2,875	2,950

Total Municipal Bonds & Notes (Cost $133,493)		152,321

SHORT-TERM INSTRUMENTS 1.1%

SHORT-TERM NOTES 1.1%
Federal Home Loan Bank
0.281% due 07/01/2016 (b)(c)	600	600
0.294% due 07/06/2016 (b)(c)	500	500

		1,100

Total Short-Term Instruments (Cost $1,100)		1,100

Total Investments in Securities (Cost $134,593)		153,421

Total Investments 155.1% (Cost $134,593)		$153,421

Preferred Shares (47.5)%		(47,000)

Other Assets and Liabilities, net (7.6)%		(7,532)

Net Assets Applicable to Common Shareholders 100.0%		$98,889

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(b) in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2016	49

Schedule of Investments PIMCO New York Municipal Income Fund (Cont.)

June 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Illinois	$0	$2,451	$0	$2,451
New York	0	146,920	0	146,920
Ohio	0	2,950	0	2,950
Short-Term Instruments
Short-Term Notes	0	1,100	0	1,100

Total Investments	$0	$153,421	$0	$153,421

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Income Fund II

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 165.2%

MUNICIPAL BONDS & NOTES 164.5%

FLORIDA 0.9%
Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	$1,000	$	1,136

ILLINOIS 1.6%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	2,100		2,166

LOUISIANA 0.8%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2009
5.250% due 02/01/2039	1,000		1,115

NEW YORK 159.3%
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2015
5.000% due 07/01/2045	3,000		3,619
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2033 (a)	1,000		1,225
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150		153
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	9,000		10,772
Long Island Power Authority, New York Revenue Bonds, Series 2014
5.000% due 09/01/2044	3,500		4,213
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,000		2,260
5.500% due 11/15/2039	5,000		5,566
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	2,100		2,548
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2043	3,000		3,557
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
5.000% due 11/15/2036	500		615
Monroe County Industrial Development Corp., New York Revenue Bonds, (FHA Insured), Series 2010
5.500% due 08/15/2040	3,500		4,097
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,750		2,057
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^	650		81
6.700% due 01/01/2049	1,800		1,800
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	4,000		3,943
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000		2,435
New York City, New York Health & Hospital Corp. Revenue Bonds, Series 2010
5.000% due 02/15/2030	1,500		1,693
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	1,500		1,680
7.000% due 03/01/2049	4,900		5,683
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750		755

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 03/01/2036	$1,900	$	1,912
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.250% due 01/15/2039	5,000		5,515
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 05/01/2039	2,000		2,367
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	500		559
5.250% due 06/15/2040	1,000		1,126
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2045	4,000		4,893
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
5.000% due 06/01/2042	3,000		3,000
5.000% due 06/01/2045	2,000		2,000
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (d)	6,350		8,561
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	3,500		4,867
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,500		1,700
5.625% due 07/15/2047	1,400		1,618
6.375% due 07/15/2049	1,300		1,472
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000		3,576
5.750% due 11/15/2051	10,000		11,952
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000		2,321
New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.500% due 05/15/2031	7,490		10,515
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2035	2,750		2,750
New York State Dormitory Authority Revenue Bonds, Series 2007
5.625% due 07/01/2037	1,000		1,049
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2036	2,000		2,162
5.000% due 07/01/2038	2,100		2,277
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	3,000		3,320
5.500% due 05/01/2037	600		679
5.500% due 03/01/2039	3,000		3,343
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,000		1,163
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000		2,267
5.500% due 07/01/2036	1,500		1,785
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 07/01/2045	4,000		4,894
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.125% due 06/15/2038	5,000		5,595
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2042	3,800		4,417
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.000% due 03/15/2036 (d)	6,000		6,638

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	$500	$	581
5.250% due 05/15/2040	500		577
Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	1,000		1,171
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	1,400		1,639
Tender Option Bond Trust Receipts/Certificates, New York Revenue Bonds, Series 2009
8.990% due 07/01/2039 (e)	5,000		6,164
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2009
5.250% due 11/15/2034 (d)	5,000		5,519
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	3,435		3,932
TSASC, Inc., New York Revenue Bonds, Series 2006
5.000% due 06/01/2026	7,000		7,006
5.000% due 06/01/2034	5,000		4,971
5.125% due 06/01/2042	4,000		3,952
Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,815		1,827
Westchester County Healthcare Corp, New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	1,490		1,811
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2014
5.500% due 05/01/2042	1,000		1,178
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	1,000		1,072
Yonkers Industrial Development Agency, New York Revenue Bonds, Series 2001
6.000% due 06/01/2041	600		675

			211,120

OHIO 1.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,435		1,473

U.S. VIRGIN ISLANDS 0.8%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.000% due 10/01/2039	1,000		1,117

Total Municipal Bonds & Notes (Cost $191,323)			218,127

SHORT-TERM INSTRUMENTS 0.7%

SHORT-TERM NOTES 0.7%
Federal Home Loan Bank
0.294% due 07/06/2016 (b)(c)	900		900

Total Short-Term Instruments (Cost $900)			900

Total Investments in Securities (Cost $192,223)			219,027

Total Investments 165.2% (Cost $192,223)		$	219,027

Preferred Shares (59.6)%			(79,000)

Other Assets and Liabilities, net (5.6)%			(7,450)

Net Assets Applicable to Common Shareholders 100.0%		$	132,577

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2016	51

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)

June 30, 2016 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(b) in the Notes to Financial Statements for more information.
(e)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2016.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Florida	$0	$1,136	$0	$1,136
Illinois	0	2,166	0	2,166
Louisiana	0	1,115	0	1,115
New York	0	211,120	0	211,120
Ohio	0	1,473	0	1,473
U.S. Virgin Islands	0	1,117	0	1,117
Short-Term Instruments
Short-Term Notes	0	900	0	900

Total Investments	$0	$219,027	$0	$219,027

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Income Fund III

June 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 164.3%

MUNICIPAL BONDS & NOTES 164.1%

ILLINOIS 3.4%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	$1,900	$1,960

NEW YORK 156.2%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	1,000	1,160
Dutchess County, New York Industrial Development Agency Revenue Bonds, Series 2007
5.250% due 01/01/2037	695	693
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2033 (a)	500	612
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	4,000	4,788
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,672
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	500	565
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2042	2,000	2,369
5.000% due 11/15/2043	4,000	4,743
Monroe County Industrial Development Corp., New York Revenue Bonds, (FHA Insured), Series 2010
5.500% due 08/15/2040	1,500	1,756
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,750	2,057
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^	135	17
6.700% due 01/01/2049	375	375
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,590	3,153
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	600	672
7.000% due 03/01/2049	2,200	2,552
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,419
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2014
5.000% due 08/01/2043	2,000	2,355
New York City, New York Water & Sewer System Revenue Bonds, Series 2007
4.750% due 06/15/2035 (d)	5,000	5,175

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	$1,500	$1,677
New York City, New York Water & Sewer System Revenue Bonds, Series 2012
5.000% due 06/15/2047	2,500	2,983
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2045	2,000	2,447
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
5.000% due 06/01/2042	1,270	1,270
5.000% due 06/01/2045	2,000	2,000
New York Counties Tobacco Trust Revenue Bonds, Series 2001
5.750% due 06/01/2043	2,000	2,027
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	2,400	3,337
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	2,000	2,266
6.375% due 07/15/2049	1,050	1,189
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	4,000	4,781
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	2,321
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,107
5.500% due 03/01/2039	1,200	1,337
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	500	582
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	250	301
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	1,000	1,209
5.000% due 12/15/2027	2,000	2,464
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 02/15/2029	750	913
New York State Environmental Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/15/2032	750	777
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2042	1,600	1,860
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.000% due 03/15/2036 (d)	2,200	2,434
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	581
5.250% due 05/15/2040	500	577

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	$400	$469
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	600	702
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2009
5.250% due 11/15/2034 (d)	2,000	2,207
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	1,400	1,602
TSASC, Inc., New York Revenue Bonds, Series 2006
5.000% due 06/01/2026	4,000	4,004
5.000% due 06/01/2034	100	99
5.125% due 06/01/2042	1,000	988
Westchester County Healthcare Corp, New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	600	729
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	100	107

		88,480

OHIO 3.5%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,950	2,001

U.S. VIRGIN ISLANDS 1.0%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.000% due 10/01/2039	500	559

Total Municipal Bonds & Notes (Cost $82,233)		93,000

SHORT-TERM INSTRUMENTS 0.2%

SHORT-TERM NOTES 0.2%
Federal Home Loan Bank
0.325% due 08/10/2016 (b)(c)	100	100

Total Short-Term Instruments (Cost $100)		100

Total Investments in Securities (Cost $82,333)		93,100

Total Investments 164.3% (Cost $82,333)		$93,100

Preferred Shares (56.5)%		(32,000)

Other Assets and Liabilities, net (7.8)%		(4,446)

Net Assets Applicable to Common Shareholders 100.0%		$56,654

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(b) in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2016	53

Schedule of Investments PIMCO New York Municipal Income Fund III (Cont.)

June 30, 2016 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2016
Investments in Securities, at Value
Municipal Bonds & Notes
Illinois	$0	$1,960	$0	$1,960
New York	0	88,480	0	88,480
Ohio	0	2,001	0	2,001
U.S. Virgin Islands	0	559	0	559
Short-Term Instruments
Short-Term Notes	0	100	0	100

Total Investments	$0	$93,100	$0	$93,100

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Notes to Financial Statements

June 30, 2016 (Unaudited)

1. ORGANIZATION

PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II and PIMCO New York Municipal Income Fund III (each a “Fund” and collectively the “Funds”) are organized as closed-end management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). Each Fund was organized as a Massachusetts business trust on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date
PIMCO Municipal Income Fund	May 9, 2001
PIMCO Municipal Income Fund II	March 29, 2002
PIMCO Municipal Income Fund III	August 20, 2002
PIMCO California Municipal Income Fund	May 10, 2001
PIMCO California Municipal Income Fund II	March 29, 2002
PIMCO California Municipal Income Fund III	August 20, 2002
PIMCO New York Municipal Income Fund	May 10, 2001
PIMCO New York Municipal Income Fund II	March 29, 2002
PIMCO New York Municipal Income Fund III	August 20, 2002

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Distributions — Common Shares  The Funds intend to declare distributions from net investment income to common shareholders monthly. Distributions of net realized capital gains, if any, are paid at least annually.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. To determine the sources of a Fund’s distributions during the reporting period, the Fund references its internal accounting records at the time the distribution is paid and generally bases its projections of the final tax character of those distributions on the tax characteristics of the distribution reflected in its internal accounting records at the time of such payment. If, based on such records, a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Notwithstanding a Fund’s estimates and projections, it is possible that a Fund may not issue a Section 19 Notice in situations

SEMIANNUAL REPORT	JUNE 30, 2016	55

Notes to Financial Statements (Cont.)

where the Fund’s financial statements prepared later and in accordance with U.S. GAAP or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Additionally, given differences in tax and U.S. GAAP treatment of certain distributions, a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP might report that the sources of these distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders each January.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of distributions.

(c) New Accounting Pronouncements  In August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. The ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The net asset value (“NAV”) of a Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading

(“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

Investments for which market quotes or market-based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in

56	PIMCO CLOSED-END FUNDS

June 30, 2016 (Unaudited)

circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market-based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments of each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are

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observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term debt investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with a Fund’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional

(i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 6, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

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(b) Tender Option Bond Transactions  Certain Funds may leverage their assets through the use of tender option bond transactions. In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuance to purchase a fixed-rate municipal bond (“Fixed Rate Bond”) that either is owned or identified by a Fund. The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Fund that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to a Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received from the issuance of the TOB Floater and TOB Residual (less transaction expenses) to purchase the Fixed Rate Bond from a Fund, the Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other funds managed or advised by PIMCO (the “PIMCO-Managed Funds”) may also contribute municipal bonds to a TOB Trust into which a Fund has contributed Fixed Rate Bonds. If multiple PIMCO-Managed Funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

The TOB Residual held by a Fund provides the Fund with the right to: (1) cause the holders of the TOB Floater to tender their notes at par, and (2) cause the sale of the Fixed-Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the Fixed Rate Bond, a substantial downgrade in credit quality of the Fixed Rate Bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event (“MTE”), after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

Each Fund’s transfer of Fixed Rate Bonds to a TOB Trust is generally considered a secured borrowing for financial reporting purposes. The Funds may account for the transactions described above as secured borrowings by including all or a portion of the Fixed Rate Bonds transferred to the TOB Trust in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest payable for the TOB Floater liability is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013, regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The implementation of the final rules is being phased in. Both the Volcker

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Notes to Financial Statements (Cont.)

Rule and the Risk Retention Rules apply to tender option bond programs and, when effective, will operate to require that such programs be restructured. In particular these rules will preclude banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs.

At this time, the full impact of these rules is not certain; however, in response to these rules, industry participants are continuing to explore various structuring alternatives for Non-Legacy and Legacy TOB Trusts. For example, under a new tender option bond structure, the Funds would hire service providers to assist the Funds with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents would be acting at the direction of, and as agent of, the Funds as the TOB residual holders. This structure remains untested. It is possible that regulators could take positions that could limit the market for such newly structured TOB Trust transactions or the Funds’ ability to hold TOB Residuals. Because of the important role that tender option bond programs play in the municipal bond market, it is possible that implementation of these rules and any resulting impact may adversely impact the municipal bond market and the Funds. For example, as a result of the implementation of these rules, the municipal bond market may experience reduced demand or liquidity and increased financing costs. Under the new TOB Trust structure, the Funds will have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, legal, regulatory and operational risks.

The SEC and various federal banking and housing agencies adopted Risk Retention Rules which are scheduled to take effect in December 2016. The Risk Retention Rules would require the sponsor to a TOB Trust to retain at least five percent of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

The Funds are in the process of restructuring Legacy TOB Trusts in conformity with regulatory guidelines. However, there can be no assurances that the Funds can successfully enter into restructured TOB Trust transactions in order to refinance their existing TOB Residual holdings prior to the compliance date for the Volcker Rule, which may require that the Funds unwind existing TOB Trusts. Until all restructurings are completed, a Fund may, for a period of time, hold TOB Residuals in both Legacy TOB Trusts and non-bank sponsored restructured TOB Trusts. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

For the period ended June 30, 2016, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate*
PIMCO Municipal Income Fund	$12,201	1.19%
PIMCO Municipal Income Fund II	34,370	1.14%
PIMCO Municipal Income Fund III	26,100	1.20%
PIMCO California Municipal Income Fund	28,433	1.06%
PIMCO California Municipal Income Fund II	23,958	1.20%
PIMCO California Municipal Income Fund III	28,229	1.10%
PIMCO New York Municipal Income Fund	10,477	0.85%
PIMCO New York Municipal Income Fund II	8,186	1.21%
PIMCO New York Municipal Income Fund III	4,933	1.08%

*	Annualized

6. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

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Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Convexity is an additional measure used to understand a security’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates and may be positive or negative. Securities with negative convexity may experience greater losses during periods of rising interest rates, and accordingly Funds holding such securities may be subject to a greater risk of losses in periods of rising interest rates. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery, the Federal Reserve Board’s conclusion of its quantitative easing program, and recent increases in the interest rates for the first time since 2006, could potentially increase the probability of an upward interest rate environment in the near future. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates. Rising interest rates may result in a decline in value of a Fund’s fixed-income investments and in periods of volatility. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause a Fund to lose value.

The market values of a Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. PIMCO, as Manager, seeks to minimize counterparty risks to a Fund in a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to a Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities

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Notes to Financial Statements (Cont.)

have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to over the counter swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Master Netting Arrangements  The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty (cash). Cash collateral received is typically not held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Funds and select counterparties. Master Repo Agreements maintain provisions for, among other things, transaction initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

7. FEES AND EXPENSES

(a) Management Fee  Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, New York Stock Exchange listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate
PIMCO Municipal Income Fund	0.705%	(1)
PIMCO Municipal Income Fund II	0.685%	(1)
PIMCO Municipal Income Fund III	0.705%	(1)
PIMCO California Municipal Income Fund	0.705%	(1)
PIMCO California Municipal Income Fund II	0.705%	(1)
PIMCO California Municipal Income Fund III	0.715%	(1)
PIMCO New York Municipal Income Fund	0.770%	(1)
PIMCO New York Municipal Income Fund II	0.735%	(1)
PIMCO New York Municipal Income Fund III	0.860%	(1)

(1)	Management fees calculated based on the Fund’s average daily net asset value (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).

(b) Fund Expenses  Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loan and other investments

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made by the Fund, subject to specific or general authorization by the Fund’s Board); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expense, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled investment vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP.

Each of the Trustees of the Funds who is not an “interested person” under Section 2(a)(19) of the Act, (the “Independent Trustees”) also serves as a trustee of a number of other closed-end funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO Closed-End Funds”), as well as PIMCO Managed Accounts Trust, an open-end investment company with multiple series for which PIMCO serves as investment adviser and administrator (“PMAT” and, together with the PIMCO Closed-End Funds, the “PIMCO-Managed Funds”). In addition, each of the Independent Trustees also serves as a trustee of certain investment companies (together, the “Allianz-Managed Funds”), for which Allianz Global Investors Fund Management (“AGIFM”), an affiliate of PIMCO that served as the investment manager of the PIMCO Managed Funds prior to the close of business on September 5, 2014, serves as investment adviser.

Each Independent Trustee currently receives annual compensation of $225,000 for his or her service on the Boards of the PIMCO-Managed Funds, payable quarterly. The Independent Chairman of the Boards receives an additional $75,000 per year, payable quarterly. The Audit Oversight Committee Chairman receives an additional $50,000 annually, payable quarterly. Trustees are also reimbursed for meeting-related expenses.

Each Trustee’s compensation for his or her service as a Trustee on the Boards of the PIMCO Managed Funds and other costs in connection with joint meetings of such Funds are allocated among the PIMCO-Managed Funds, as applicable, on the basis of fixed percentages between PMAT and the PIMCO Closed-End Funds. Trustee compensation and other costs will then be further allocated pro rata among the individual PIMCO-Managed Funds within each grouping based on each such PIMCO-Managed Fund’s relative net assets.

8. RELATED PARTY TRANSACTIONS

The Manager is a related party. Fees payable to this party are disclosed in Note 7 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2016, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO Municipal Income Fund	$5,214	$0
PIMCO Municipal Income Fund II	6,513	0
PIMCO Municipal Income Fund III	3,650	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

9. GUARANTEES AND INDEMNIFICATIONS

Under each Fund’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

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Notes to Financial Statements (Cont.)

10. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater transaction costs to a

Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2016, as indicated below, were as follows (amounts in thousands†):

	U S Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Municipal Income Fund	$0	$0	$14,939	$29,789
PIMCO Municipal Income Fund II	0	0	478	41,885
PIMCO Municipal Income Fund III	0	0	8,268	10,289
PIMCO California Municipal Income Fund	0	0	14,883	4,438
PIMCO California Municipal Income Fund II	0	0	32,242	60,844
PIMCO California Municipal Income Fund III	0	0	12,052	9,572
PIMCO New York Municipal Income Fund	0	0	6,879	4,513
PIMCO New York Municipal Income Fund II	0	0	9,074	8,790
PIMCO New York Municipal Income Fund III	0	0	5,649	3,212

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. AUCTION-RATE PREFERRED SHARES

Each series of Auction-Rate Preferred Shares (“ARPS”) outstanding of each Fund has a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends. Dividends are accumulated daily at an annual rate that is typically re-set every seven days through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid at least annually.

For the period ended June 30, 2016, the annualized dividend rates on the ARPS ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2016

PIMCO Municipal Income Fund
Series A	1,520	0.754%	0.375%	0.754%
Series B	1,520	0.754%	0.375%	0.754%
Series C	1,520	0.754%	0.364%	0.754%
Series D	1,520	0.754%	0.364%	0.754%
Series E	1,520	0.738%	0.353%	0.738%

PIMCO Municipal Income Fund II
Series A	2,936	0.754%	0.375%	0.754%
Series B	2,936	0.754%	0.375%	0.754%
Series C	2,936	0.754%	0.364%	0.754%
Series D	2,936	0.754%	0.364%	0.754%
Series E	2,936	0.738%	0.353%	0.738%

PIMCO Municipal Income Fund III
Series A	1,512	0.754%	0.375%	0.754%
Series B	1,512	0.754%	0.375%	0.754%
Series C	1,512	0.754%	0.364%	0.754%
Series D	1,512	0.754%	0.364%	0.754%
Series E	1,512	0.738%	0.353%	0.738%

PIMCO California Municipal Income Fund
Series A	2,000	0.754%	0.375%	0.754%
Series B	2,000	0.754%	0.364%	0.754%
Series C	2,000	0.738%	0.353%	0.738%

64	PIMCO CLOSED-END FUNDS

June 30, 2016 (Unaudited)

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2016

PIMCO California Municipal Income Fund II
Series A	1,304	0.754%	0.375%	0.754%
Series B	1,304	0.754%	0.375%	0.754%
Series C	1,304	0.754%	0.364%	0.754%
Series D	1,304	0.754%	0.364%	0.754%
Series E	1,304	0.738%	0.353%	0.738%

PIMCO California Municipal Income Fund III
Series A	2,500	0.754%	0.375%	0.754%
Series B	2,500	0.754%	0.364%	0.754%

PIMCO New York Municipal Income Fund
Series A	1,880	0.754%	0.375%	0.754%

PIMCO New York Municipal Income Fund II
Series A	1,580	0.754%	0.364%	0.754%
Series B	1,580	0.738%	0.353%	0.738%

PIMCO New York Municipal Income Fund III
Series A	1,280	0.754%	0.375%	0.754%

Each Fund is subject to certain limitations and restrictions while ARPS are outstanding. Failure to comply with these limitations and restrictions could preclude a Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders of each Fund, who are entitled to one vote per share, generally vote together with the common shareholders of the Fund but vote separately as a class to elect two Trustees of the Fund and on certain matters adversely affecting the rights of the ARPS.

Since mid-February 2008, holders of ARPS issued by the Funds have been directly impacted by a lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” as defined for the Funds in the table below.

Applicable %		Reference Rate		Maximum Rate
The higher of 30-day “AA” Composite Commercial Paper Rates
110%*	x	Or	=	Maximum Rate for the Funds
The Taxable Equivalent of the Short-Term Municipal Obligation Rate. **

*	150% if all or part of the dividend consists of taxable income or capital gain.
**	“Taxable Equivalent of the Short-Term Municipal Obligations Rate” means 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the S&P Municipal Bond 7-day High Grade Rate Index divided by (B) 1.00 minus the Marginal Tax Rate (defined as the maximum marginal regular Federal individual income tax rate applicable to an individual’s or a corporation’s ordinary income, whichever is greater).

The maximum rate is a function of short-term interest rates and is typically higher than the rate that would have otherwise been set through a successful auction. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for each Fund’s common shareholders could be adversely affected.

12. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the SEC that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

SEMIANNUAL REPORT	JUNE 30, 2016	65

Notes to Financial Statements (Cont.)

The foregoing speaks only as of the date of this report.

13. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Funds may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2016, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Each Fund files U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2013-2015, no examinations are in progress or anticipated at this time. No Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of December 31, 2015, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
	12/31/2016	12/31/2017	12/31/2018	12/31/2019
PIMCO Municipal Income Fund	$891	$49,232	$—	$—
PIMCO Municipal Income Fund II	7,955	164,802	—	—
PIMCO Municipal Income Fund III	11,389	116,860	695	—
PIMCO California Municipal Income Fund	—	23,867	—	—
PIMCO California Municipal Income Fund II	18,401	157,995	—	—
PIMCO California Municipal Income Fund III	9,243	89,815	—	—
PIMCO New York Municipal Income Fund	3,099	16,947	—	—
PIMCO New York Municipal Income Fund II	2,962	34,379	—	—
PIMCO New York Municipal Income Fund III	3,264	26,936	—	—

Under the Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of December 31, 2015, the Funds had the following post-effective capital losses with no expiration (amounts in thousands):

	Short-Term	Long-Term
PIMCO Municipal Income Fund	$4,689	$221
PIMCO Municipal Income Fund II	12,226	—
PIMCO Municipal Income Fund III	7,978	2,198
PIMCO California Municipal Income Fund	9,743	—
PIMCO California Municipal Income Fund II	68	—
PIMCO California Municipal Income Fund III	6,921	107
PIMCO New York Municipal Income Fund	269	—
PIMCO New York Municipal Income Fund II	4,336	615
PIMCO New York Municipal Income Fund III	350	—

66	PIMCO CLOSED-END FUNDS

June 30, 2016 (Unaudited)

As of June 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Portfolio Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PIMCO Municipal Income Fund	$475,513	$82,588	$(4,222)	$78,366
PIMCO Municipal Income Fund II	1,029,446	156,076	(2,219)	153,857
PIMCO Municipal Income Fund III	507,199	91,478	(2,258)	89,220
PIMCO California Municipal Income Fund	398,081	61,156	(67)	61,089
PIMCO California Municipal Income Fund II	412,508	75,882	(87)	75,795
PIMCO California Municipal Income Fund III	337,301	49,676	(59)	49,617
PIMCO New York Municipal Income Fund	134,593	19,245	(417)	18,828
PIMCO New York Municipal Income Fund II	192,223	27,382	(578)	26,804
PIMCO New York Municipal Income Fund III	82,333	10,908	(141)	10,767

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals.

14. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On July 1, 2016 the following distributions were declared to common shareholders payable August 1, 2016 to shareholders of record on July 11, 2016:

PIMCO Municipal Income Fund	$0.08125 per common share
PIMCO Municipal Income Fund II	$0.06500 per common share
PIMCO Municipal Income Fund III	$0.06230 per common share
PIMCO California Municipal Income Fund	$0.07700 per common share
PIMCO California Municipal Income Fund II	$0.04730 per common share
PIMCO California Municipal Income Fund III	$0.06000 per common share
PIMCO New York Municipal Income Fund	$0.05700 per common share
PIMCO New York Municipal Income Fund II	$0.06625 per common share
PIMCO New York Municipal Income Fund III	$0.05250 per common share

On August 1, 2016, the following distributions were declared to common shareholders payable September 1, 2016, to shareholders of record on August 11, 2016:

PIMCO Municipal Income Fund	$0.08125 per common share
PIMCO Municipal Income Fund II	$0.06500 per common share
PIMCO Municipal Income Fund III	$0.06230 per common share
PIMCO California Municipal Income Fund	$0.07700 per common share
PIMCO California Municipal Income Fund II	$0.04730 per common share
PIMCO California Municipal Income Fund III	$0.06000 per common share
PIMCO New York Municipal Income Fund	$0.05700 per common share
PIMCO New York Municipal Income Fund II	$0.66250 per common share
PIMCO New York Municipal Income Fund III	$0.05250 per common share

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	JUNE 30, 2016	67

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
DEU	Deutsche Bank Securities, Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration
AGC	Assured Guaranty Corp.	BAM	Build America Mutual Assurance Co.	IBC	Insured Bond Certificate
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

68	PIMCO CLOSED-END FUNDS

Changes to Portfolio Managers

(Unaudited)

Effective June 1, 2016, Joseph Deane, co-portfolio manager of each Fund, retired. David Hammer continues to act as portfolio manager of each Fund.

SEMIANNUAL REPORT	JUNE 30, 2016	69

Approval of Investment Management Agreement

At an in-person meeting held on June 7, 2016 (the “Approval Meeting”), the Board of Trustees or Directors (for purposes of this disclosure, all Board members are hereinafter referred to as “Trustees”) of the Funds (the “Board”), including the Trustees who are not interested persons (as that term is defined in the Act) of the Funds or PIMCO (the “Independent Trustees”), formally considered and unanimously approved the continuation of the Investment Management Agreement between each Fund and PIMCO (the “Agreement”) for an additional one-year period commencing on September 5, 2016. Prior to the Approval Meeting, the Contracts Review Committee of the Board of each Fund (together, the “Committee”) held an in-person meeting on June 7, 2016 (the “Committee Meeting”) and formally considered and recommended to the Board the continuation of the Agreement for each Fund. Prior to the Approval Meeting, on May 4, 2016, the Chair of the Committee participated in a conference call with members of management and PIMCO personnel and counsel to the Independent Trustees (“Independent Counsel”) to discuss the process for the Board’s review of the Agreement and to consider certain information relating to the Funds, including, among other information, information relating to PIMCO’s profitability with respect to the Agreement, comparative fees and expenses and Fund performance. On April 29, 2016, PIMCO provided materials to the Committee for its consideration of the Agreement in response to a request from Independent Counsel (the “Manager Request Letter”), as well as other materials and information PIMCO believed was useful in evaluating the continuation of the Agreement.

On May 23, 2016, the Committee held a meeting via conference call (collectively with the May 4, 2016 conference call, Committee Meeting and the Approval Meeting, the “Contract Renewal Meetings”), at which the members of the Committee, all of whom are Independent Trustees, considered the materials and information provided by PIMCO bearing on the continuation of the Agreement. The Committee also received and reviewed a memorandum from counsel to the Funds regarding the Trustees’ responsibilities in evaluating the Agreement, which they discussed with Independent Counsel.

At the Committee Meeting and Approval Meeting, PIMCO presented certain additional supplemental information to the Independent Trustees regarding the Funds. Following the presentation at the Committee Meeting, the Independent Trustees met separately in executive session with Independent Counsel to review and discuss all relevant information, including, but not limited to, information provided in response to the Manager Request Letter and information presented and discussed at the prior Contract Renewal Meetings.

In connection with their deliberations regarding the proposed continuation of the Agreement for each Fund, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees also considered the nature, quality and extent of the various investment management, administrative and other services performed by PIMCO under the Agreement.

It was noted that, in connection with their Contract Renewal Meetings, the Trustees relied upon materials provided by PIMCO which included, among other items: (i) information provided by Broadridge Financial Solutions, Inc./Lipper Inc. (“Lipper”), an independent third party, on the total return investment performance (based on net asset value and common share market price) of the Funds for various time periods, the investment performance of a group of funds with investment classifications/objectives comparable to those of the Funds identified by Lipper (the “Lipper performance universe”) and, with respect to each Fund, the performance of an applicable benchmark index, if any, (ii) information provided by Lipper on each Fund’s management fees and other expenses under the Agreement and the management fees and other expenses of a smaller sample of comparable funds identified by Lipper (the “Lipper expense group”) as well as of a larger sample of comparable funds identified by Lipper (the “Lipper expense universe”), (iii) information regarding the market value performance of each Fund’s common shares and related share price premium and/or discount information, (iv) information regarding the investment performance and fees for other funds and accounts managed by PIMCO with similar investment strategies to those of the Funds, (v) the estimated profitability to PIMCO with respect to the Funds for the one-year period ended December 31, 2015, (vi) descriptions of various functions performed by PIMCO for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, (vii) information regarding PIMCO’s compliance policies applicable to the Funds, (viii) information regarding the Funds’ use of leverage, (ix) a comparison of each Fund’s annualized total expense ratio as a percentage of average net assets attributable to common shareholders (excluding interest expenses) under the unified fee arrangements (the “Unified Fee Arrangements”) for the three most recent fiscal periods, as disclosed in each Fund’s annual report, (x) summaries assigning a quadrant placement to each Fund based on an average of certain measures of performance and fees/expenses versus Lipper peer group medians (the “Fund Scoring Summaries”), (xi) fact cards for each Fund that included summary information regarding each Fund, (xiii) information regarding the yields of the Funds, (xiv) information regarding the risk-adjusted returns of the Funds, and (xv) information regarding the overall organization of PIMCO, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative, compliance and other services to the Funds.

70	PIMCO CLOSED-END FUNDS

(Unaudited)

The Trustees’ conclusions as to the continuation of the Agreement were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors. The Trustees also took into account that the Funds’ current fee and expense arrangements were closely reviewed in 2014 in connection with the proposed transition from Allianz Global Investors Fund Management LLC (“AGIFM”) to PIMCO as the Funds’ investment manager, and that the Agreement had been approved by the shareholders of each Fund at special shareholder meetings in 2014.

As part of their review, the Trustees examined PIMCO’s abilities to provide high-quality investment management and other services to the Funds. Among other information, the Trustees considered the investment philosophy and research and decision-making processes of PIMCO; the experience of key advisory personnel of PIMCO responsible for portfolio management of the Funds; the ability of PIMCO to attract and retain capable personnel; and the capabilities of the senior management and staff of PIMCO. In addition, the Trustees reviewed the quality of PIMCO’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of the supervisory and administrative services PIMCO is responsible for providing to the Funds; and conditions that might affect PIMCO’s ability to provide high-quality services to the Funds in the future under the Agreement, including PIMCO’s financial condition and operational stability. Based on the foregoing, the Trustees concluded that PIMCO’s investment process, research capabilities and philosophy were well suited to the Funds given their investment objectives and policies, and that PIMCO would be able to continue to meet any reasonably foreseeable obligations under the Agreement.

In assessing the reasonableness of each Fund’s fees under the Agreement, the Trustees considered, among other information, the Fund’s management fee and its total expense ratio as a percentage of average net assets attributable to common shares and as a percentage of average managed assets (including assets attributable to common shares and leverage outstanding combined), and the management fee and total expense ratios of the Lipper expense group and Lipper expense universe for each Fund. In each case, the total expense ratio information was provided both inclusive and exclusive of interest and borrowing expenses. Fund-specific comparative fees/expenses reviewed by the Trustees are discussed below. The Fund-specific fee and expense results discussed below were prepared and provided by Lipper and were not independently verified by the Trustees.

The Trustees specifically took note of how each Fund compared to its Lipper peers as to performance, management fee expense and total expense ratio. The Trustees noted that, while the Funds are not currently charged a separate administration fee (recognizing that their management fees include a component for administrative services under the Unified Fee Arrangements), it was not clear in all cases whether the peer funds in the Lipper categories were separately charged such a fee by their investment managers, so that the total expense ratio, as opposed to any individual expense component, represented the most relevant comparison. The Trustees also considered that the total expense ratio seems to provide a more apt comparison than management fee expense because the Funds’ Unified Fee Arrangements cover Operating Expenses (defined below) that are typically paid for or incurred by peer funds directly in addition to their management fees as discussed below. It was noted that the total expense ratio comparisons reflect the effect of expense waivers/reimbursements, if any. The Trustees considered total expense ratio comparisons both including and excluding interest and borrowing expenses. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the Lipper expense groups and Lipper expense universes presented for comparison with the Funds.

The Trustees noted that, for each Fund, the contractual management fee rate for the Fund under its Unified Fee Arrangement was above the median contractual management fees of the other funds in its Lipper expense group, calculated both on average net assets and on average managed assets. However, in this regard, the Trustees took into account that each Fund’s Unified Fee Arrangement covers substantially all of the Fund’s other supervisory and administrative services required by the Fund that are typically paid for or incurred by closed-end funds directly in addition to a fund’s management fee (such fees and expenses, “Operating Expenses”) and therefore would tend to be higher than the contractual management fee rates of other funds in the Lipper peer groups, which generally do not have a unified fee structure and bear Operating Expenses directly and in addition to the management fee. The Trustees determined that a review of each Fund’s total expense ratio with the total expense ratios of peer funds would generally provide more meaningful comparisons than considering contractual management fee rates in isolation.

In this regard, the Trustees noted PIMCO’s view that the Unified Fee Arrangements have benefited and will continue to benefit common shareholders because they provide a management fee expense structure (including Operating Expenses) that is essentially fixed as a percentage of managed assets, making it more predictable under ordinary circumstances in comparison to fee and expense structures, such as the structure in place for the Funds prior to September 6, 2014,

SEMIANNUAL REPORT	JUNE 30, 2016	71

Approval of Investment Management Agreement (Cont.)

under which the Funds’ Operating Expenses (including certain third-party fees and expenses) can vary significantly over time. The Trustees also considered that the Unified Fee Arrangements generally insulate the Funds and common shareholders from increases in applicable third-party and certain other expenses because PIMCO, rather than the Funds, would bear the risk of such increases (though the Trustees also noted that PIMCO would benefit from any reductions in such expenses).

The Trustees noted that each Fund’s annualized total expense ratio as a percentage of average net assets attributable to common shareholders (excluding interest expenses) under the Unified Fee Arrangements was generally similar or lower than the annualized total expense ratio (excluding interest expenses) under the fee arrangements with AGIFM prior to September 6, 2014.

Fund-specific comparative performance results for the Funds reviewed by the Trustees are discussed below. The comparative performance information was prepared and provided by Lipper and was not independently verified by the Trustees. Due to the passage of time, these performance results may differ from the performance results for more recent periods. With respect to all Funds, the Trustees reviewed, among other information, comparative information showing performance of the Funds against the Lipper performance universes for the one-year, three-year, five-year and ten-year periods (to the extent each such Fund had been in existence) ended December 31, 2015. The Trustees also reviewed the Fund Scoring Summaries prepared by PIMCO at the Independent Trustees’ request comparing each Fund’s fees/expenses and performance against those of its Lipper performance universe and Lipper expense universe by identifying a quadrant designation based on the average of six different measures of fees/expenses versus performance (one-year, three-year and five-year performance for the period ended December 31, 2015, in each case, versus a Fund’s management fees or total expense ratio). The Fund Scoring Summaries were based both on net assets and averaged managed assets and in each case both inclusive and exclusive of interest and borrowing expenses. In addition, the Trustees also reviewed fact cards for each Fund that included summary information regarding each Fund, including investment objective and strategy, portfolio managers, assets under management, outstanding leverage, net asset value and market performance comparisons, comparative fee and expense information, premium/discount information and information regarding PIMCO’s estimated profitability.

In addition, it was noted that the Trustees considered matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.

Among other information, the Trustees took into account the following regarding particular Funds.

PMF

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper performance universe, consisting of 75 funds for one-year performance, 73 funds for three-year performance, 70 funds for five-year performance and 67 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2015.

The Trustees noted that the Lipper expense group for the Fund consisted of a total of 13 funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the group ranged from $122.5 million to $554.8 million, and that seven of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper expense universe for the Fund consisted of a total of 75 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average managed assets was at the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average managed assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense universe.

PML

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper performance universe, consisting of 75 funds for one-year performance, 73 funds for three-year performance, 70 funds for five-year performance and 67 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year and five-year periods and fifth quintile performance for the ten-year period ended December 31, 2015.

72	PIMCO CLOSED-END FUNDS

(Unaudited)

The Trustees noted that the Lipper expense group for the Fund consisted of a total of 11 funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the group ranged from $307.6 million to $606.1 million, and that six of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper expense universe for the Fund consisted of a total of 75 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe.

PMX

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper performance universe, consisting of 75 funds for one-year performance, 73 funds for three-year performance, 70 funds for five-year performance and 67 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year and five-year periods and fifth quintile performance for the ten-year period ended December 31, 2015.

The Trustees noted that the Lipper expense group for the Fund consisted of a total of 12 funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the group ranged from $140.4 million to $606.1 million, and that nine of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper expense universe for the Fund consisted of a total of 75 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe.

PCQ

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper performance universe, consisting of 19 funds for one-year, three-year and five-year performance and 18 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2015.

The Trustees noted that the Lipper expense group for the Fund consisted of a total of six funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the group ranged from $101.6 million to $645.8 million, and that three of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper expense universe for the Fund consisted of a total of 19 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe.

PCK

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper performance universe, consisting of 19 funds for one-year, three-year and five-year performance and 18 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year and five-year periods and fifth quintile performance for the ten-year period ended December 31, 2015.

The Trustees noted that the Lipper expense group for the Fund consisted of a total of six funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the group ranged from $101.6 million to $645.8 million, and that three of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper expense universe for the Fund consisted of a total of 19 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe. The Trustees noted that the Fund’s total

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Approval of Investment Management Agreement (Cont.)

expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe.

PZC

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper performance universe, consisting of 19 funds for one-year, three-year and five-year performance and 18 funds for ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year and five-year periods and fifth quintile performance for the ten-year period ended December 31, 2015.

The Trustees noted that the Lipper expense group for the Fund consisted of a total of six funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the group ranged from $101.6 million to $645.8 million, and that three of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper expense universe for the Fund consisted of a total of 19 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average managed assets was below the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe.

PNF

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper performance universe, consisting of 17 funds for one-year, three-year, five-year and ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year and five-year periods and fourth quintile performance for the ten-year period ended December 31, 2015.

The Trustees noted that the Lipper expense group for the Fund consisted of a total of five funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the group ranged from $56.4 million to $290.4 million, and that three of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper expense universe for the Fund consisted of a total of 17 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average managed assets was at the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average managed assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense universe.

PNI

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper performance universe, consisting of 17 funds for one-year, three-year, five-year and ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year and five-year periods and fifth quintile performance for the ten-year period ended December 31, 2015.

The Trustees noted that the Lipper expense group for the Fund consisted of a total of five funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the group ranged from $56.4 million to $290.4 million, and that three of the funds in the group were larger in asset size than the Fund. The Trustees noted that the Lipper expense universe for the Fund consisted of a total of 17 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe.

74	PIMCO CLOSED-END FUNDS

(Unaudited)

PYN

With respect to the Fund’s common share total return performance (based on net asset value) relative to its respective Lipper performance universe, consisting of 17 funds for one-year, three-year, five-year and ten-year performance, the Trustees noted that the Fund had first quintile performance for the one-year, three-year and five-year periods and fifth quintile performance for the ten-year period ended December 31, 2015.

The Trustees noted that the Lipper expense group for the Fund consisted of a total of five funds, including the Fund. The Trustees also noted that the average net assets of the common shares of the funds in the group ranged from $53.7 million to $290.4 million. The Trustees noted that the Lipper expense universe for the Fund consisted of a total of 17 funds, including the Fund. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was at the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense group. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Lipper expense group and Lipper expense universe. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average managed assets and average net assets was above the median total expense ratio (including interest and borrowing expenses) of the funds in its Lipper expense universe.

In addition to their review of Fund performance based on net asset value, the Trustees also considered the market value performance of each Fund’s common shares and related share price premium and/or discount information based on the materials provided by Lipper and PIMCO.

The Trustees also considered the management fees charged by PIMCO to other funds and accounts with similar strategies to those of the Funds, including any similar open-end funds. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by any open-end funds offered for comparison, but were advised by PIMCO that there are additional portfolio management challenges in managing closed-end funds such as the Funds, such as those associated with less liquid holdings, the use of leverage, issues relating to trading on a national exchange and attempting to meet a regular dividend.

The Trustees also took into account that the Funds have Preferred Shares outstanding, which increases the amount of management fees payable by the Funds under the Agreement (because each Fund’s fees are calculated on net assets including assets attributable to preferred shares outstanding). In this regard, the Trustees took into account that PIMCO has a financial incentive for the Funds to continue to use leverage, which may create a conflict of interest between PIMCO, on one hand, and the Funds’ common shareholders, on the other. The Trustees further noted that this incentive may be greater under the Unified Fee Arrangements because the contractual management fee rates under the Unified Fee Agreements are higher for each Fund than the Fund’s management fee would otherwise be if it did not cover the Fund’s Operating Expenses — i.e., in comparison to their non-unified management fee rates in place prior to September 6, 2014. Therefore, the total fees paid by each Fund to PIMCO under the Unified Fee Arrangements will vary more with increases and decreases in applicable leverage incurred by a Fund than under its prior non-unified fee arrangement, all things being equal. The Trustees considered information provided by PIMCO and related presentations as to why each Fund’s use of leverage continues to be appropriate and in the best interests of the respective Fund under current market conditions. The Trustees also considered PIMCO’s representation that it will use leverage for the Funds solely as it determines to be in the best interests of the Funds from an investment perspective and without regard to the level of compensation PIMCO receives.

The Trustees also considered estimated profitability analyses provided by PIMCO, which included, among other information, (i) the estimated profitability to PIMCO with respect to each Fund for the one-year period ended December 31, 2015, (ii) information comparing the estimated profitability to PIMCO with respect to all of the closed-end funds advised by PIMCO, including the Funds, for the one-year period ended December 31, 2015 for serving as the Funds’ investment manager to the profitability to PIMCO with respect to all of the closed-end funds advised by PIMCO, including the Funds, for the one-year period ended December 31, 2014 for serving as the sub-adviser from January 1, 2014 through the close of business on September 5, 2014, and for serving as the Funds’ investment manager from September 6, 2014 through December 31, 2014; (iii) PIMCO’s estimated pre- and post-distribution operating margin for each Fund, as well as PIMCO’s estimated pre- and post-distribution operating margin for all of the closed-end funds advised by PIMCO, including the Funds; and (iv) an overview of PIMCO’s estimated profitability with respect to all of the closed-end funds advised by PIMCO, including the Funds, compared to PIMCO’s profitability with respect to its other clients, including PIMCO-advised separate accounts, open-end funds and hedge funds and private equity funds. The Trustees also took into account explanations from PIMCO regarding how certain corporate and shared expenses were allocated among the Funds and other funds and accounts

SEMIANNUAL REPORT	JUNE 30, 2016	75

Approval of Investment Management Agreement (Cont.)

(Unaudited)

managed by PIMCO for purposes of developing profitability estimates. Based on the profitability analyses provided by PIMCO, the Trustees determined, taking into account the various assumptions made, that such profitability did not appear to be excessive.

The Trustees also took into account the entrepreneurial and business risk PIMCO has undertaken as investment manager and sponsor of the Funds.

The Trustees also took into account that the Funds do not currently have any breakpoints in their management fees and, as closed-end investment companies, the Funds did not at the time of the review intend to raise additional assets, so the assets of the Funds were expected to grow (if at all) principally through the investment performance of each Fund and/or the increased use of leverage. The Trustees also considered that the Unified Fee Arrangements provide inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ Unified Fee Arrangements, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the Unified Fee Arrangements protect shareholders from a rise in operating costs that may result from, including, among other things, PIMCO’s investments in various business enhancements and infrastructure. The Trustees noted that PIMCO has made extensive investments in these areas.

Additionally, the Trustees considered so-called “fall-out benefits” to PIMCO, such as reputational value derived from serving as investment manager to the Funds and research, statistical and quotation services PIMCO may receive from broker-dealers executing the Funds’ portfolio transactions on an agency basis.

After reviewing these and other factors described herein, the Trustees concluded, with respect to each Fund, within the context of their overall conclusions regarding the Agreement and based on the information provided and related representations made by management, that they were satisfied with PIMCO’s responses and efforts relating to the investment performance of the Funds. The Trustees also concluded that the fees payable under the Agreement represent reasonable compensation in light of the nature, extent and quality of services provided by PIMCO. Based on their evaluation of factors that they deemed to be material, including those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreement was in the interests of each Fund and its shareholders, and should be approved.

76	PIMCO CLOSED-END FUNDS

General Information

Investment Manager

Pacific Investment Management Company LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, and PIMCO New York Municipal Income Fund III.

CEF4012SAR_063016

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 7 is only required in an annual report on this Form N-CSR.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO New York Municipal Income Fund

By:	/s/ PETER G. STRELOW
Peter G. Strelow
President (Principal Executive Officer)

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER G. STRELOW
Peter G. Strelow
President (Principal Executive Officer)

Date:	August 26, 2016

By:	/s/ WILLIAM G. GALIPEAU
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date:	August 26, 2016